As filed with the Securities and Exchange Commission on September 4, 2020

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23227

SYNTAX ETF TRUST

(Exact Name of Registrant as Specified in Charter)

One Liberty Plaza, 46th Floor

New York, NY 10006

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 880-0200

Kathy Cuocolo, One Liberty Plaza, 46th Floor New York, NY 10006

(Name and Address of Agent for Service)

Copies to:

Kathleen H. Moriarty

Counsel to the Trust

Chapman & Cutler LLP

1270 Avenue of the Americas, 30th Floor

New York, New York 10020

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2020

Item 1:	Report(s) to Shareholders.

The Semi-Annual Report is attached.

SEMI-ANNUAL REPORT
Syntax Stratified LargeCap ETF
Syntax Stratified MidCap ETF
Syntax Stratified SmallCap ETF
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on the Fund’s website (www.syntaxadvisors.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

Syntax ETF Trust
Semi-Annual Report
June 30, 2020
(Unaudited)
This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Syntax Stratified LargeCap ETF
Schedule of Investments
June 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCK—99.8%
3M Co.	314	$48,981
A O Smith Corp.	902	42,502
Abbott Laboratories	1,306	119,408
AbbVie, Inc.	575	56,453
ABIOMED, Inc.(a)	71	17,151
Accenture PLC, Class A	285	61,195
Activision Blizzard, Inc.	1,602	121,592
Adobe, Inc.(a)	570	248,127
Advance Auto Parts, Inc.	377	53,704
Advanced Micro Devices, Inc.(a)	718	37,774
AES Corp.	9,156	132,670
Aflac, Inc.	1,541	55,522
Agilent Technologies, Inc.	666	58,854
Air Products and Chemicals, Inc.	73	17,627
Akamai Technologies, Inc.(a)	857	91,776
Alaska Air Group, Inc.	1,298	47,065
Albemarle Corp.	221	17,063
Alexandria Real Estate Equities, Inc., REIT	180	29,205
Alexion Pharmaceuticals, Inc.(a)	489	54,885
Align Technology, Inc.(a)	169	46,380
Allegion PLC	279	28,519
Alliant Energy Corp.	590	28,226
Allstate Corp.	596	57,806
Alphabet, Inc., Class A(a)	20	28,361
Alphabet, Inc., Class C(a)	20	28,272
Altria Group, Inc.	3,275	128,544
Amazon.com, Inc.(a)	11	30,347
Amcor PLC(a)	2,880	29,405
Ameren Corp.	397	27,933
American Airlines Group, Inc.	3,005	39,275
American Electric Power Co., Inc.	695	55,350
American Express Co.	222	21,134
American International Group, Inc.	2,568	80,070
American Tower Corp., REIT	75	19,390
American Water Works Co., Inc.	906	116,566
Ameriprise Financial, Inc.	331	49,663
AmerisourceBergen Corp.	918	92,507
AMETEK, Inc.	325	29,045
Amgen, Inc.	246	58,022
Amphenol Corp., Class A	676	64,768
Analog Devices, Inc.	959	117,612
ANSYS, Inc.(a)	852	248,554
Anthem, Inc.	350	92,043
Aon PLC, Class A	126	24,268
Apache Corp.	2,066	27,891
Apartment Investment and Management Co., REIT, Class A	1,082	40,726
Apple, Inc.	336	122,573
Applied Materials, Inc.	1,364	82,454
Aptiv PLC	1,751	136,438
Archer-Daniels-Midland Co.	4,373	174,483
Security Description	Shares	Value
Arista Networks, Inc.(a)	380	$79,811
Arthur J Gallagher & Co.	236	23,008
Assurant, Inc.	532	54,950
AT&T, Inc.	2,795	84,493
Atmos Energy Corp.	1,146	114,119
Autodesk, Inc.(a)	1,030	246,366
Automatic Data Processing, Inc.	516	76,827
AutoZone, Inc.(a)	47	53,022
AvalonBay Communities, Inc., REIT	260	40,206
Avery Dennison Corp.	188	21,449
Baker Hughes Co.	7,869	121,104
Ball Corp.	423	29,394
Bank of America Corp.	1,714	40,707
Bank of New York Mellon Corp.	1,117	43,172
Baxter International, Inc.	1,378	118,646
Becton Dickinson and Co.	93	22,252
Berkshire Hathaway, Inc., Class B(a)	945	168,692
Best Buy Co., Inc.	1,094	95,473
Biogen, Inc.(a)	190	50,834
Bio-Rad Laboratories, Inc., Class A(a)	96	43,343
BlackRock, Inc.	93	50,600
Boeing Co.	296	54,257
Booking Holdings, Inc.(a)	18	28,662
BorgWarner, Inc.	3,897	137,564
Boston Properties, Inc., REIT	292	26,391
Boston Scientific Corp.(a)	1,221	42,869
Bristol-Myers Squibb Co.	936	55,037
Broadcom, Inc.	252	79,534
Broadridge Financial Solutions, Inc.	351	44,293
Brown-Forman Corp., Class B	1,291	82,185
Cabot Oil & Gas Corp.	4,230	72,671
Cadence Design Systems, Inc.(a)	1,272	122,061
Campbell Soup Co.	1,576	78,217
Capital One Financial Corp.	1,059	66,283
Cardinal Health, Inc.	1,645	85,853
CarMax, Inc.(a)	538	48,178
Carnival Corp.	1,395	22,906
Carrier Global Corp.	1,330	29,553
Caterpillar, Inc.	463	58,569
Cboe Global Markets, Inc.	228	21,268
CBRE Group, Inc., Class A(a)	474	21,434
CDW Corp.	378	43,916
Celanese Corp.	191	16,491
Centene Corp.(a)	1,485	94,372
CenterPoint Energy, Inc.	4,731	88,328
CenturyLink, Inc.	11,294	113,279
Cerner Corp.	689	47,231
CF Industries Holdings, Inc.	729	20,514
CH Robinson Worldwide, Inc.	367	29,015
Charles Schwab Corp.	1,528	51,555
Charter Communications, Inc., Class A(a)	216	110,169
Chevron Corp.	2,790	248,952

See accompanying notes to financial statements.

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Chipotle Mexican Grill, Inc.(a)	174	$183,111
Chubb Ltd.	543	68,755
Church & Dwight Co., Inc.	2,022	156,301
Cigna Corp.(a)	489	91,761
Cincinnati Financial Corp.	1,114	71,329
Cintas Corp.	240	63,926
Cisco Systems, Inc.	1,888	88,056
Citigroup, Inc.	809	41,340
Citizens Financial Group, Inc.	717	18,097
Citrix Systems, Inc.	325	48,071
Clorox Co.	732	160,579
CME Group, Inc.	131	21,293
CMS Energy Corp.	491	28,684
Coca-Cola Co.	2,799	125,059
Cognizant Technology Solutions Corp., Class A	1,248	70,911
Colgate-Palmolive Co.	2,042	149,597
Comcast Corp., Class A	2,890	112,652
Comerica, Inc.	1,909	72,733
Conagra Brands, Inc.	2,275	80,012
Concho Resources, Inc.	485	24,977
ConocoPhillips	649	27,271
Consolidated Edison, Inc.	1,120	80,562
Constellation Brands, Inc., Class A	505	88,350
Cooper Companies, Inc.	148	41,979
Copart, Inc.(a)	332	27,646
Corning, Inc.	2,354	60,969
Corteva, Inc.(a)	763	20,441
Costco Wholesale Corp.	865	262,277
Coty, Inc., Class A	30,890	138,078
Crown Castle International Corp., REIT	118	19,747
CSX Corp.	304	21,201
Cummins, Inc.	171	29,627
CVS Health Corp.	3,613	234,737
Danaher Corp.	256	45,268
Darden Restaurants, Inc.	2,204	166,997
DaVita, Inc.(a)	495	39,174
Deere & Co.	370	58,145
Delta Air Lines, Inc.	1,638	45,946
DENTSPLY SIRONA, Inc.	493	21,722
Devon Energy Corp.	6,680	75,751
DexCom, Inc.(a)	119	48,243
Diamondback Energy, Inc.	607	25,385
Digital Realty Trust, Inc., REIT	623	88,535
Discover Financial Services	1,428	71,529
Discovery, Inc., Class A(a)	1,544	32,578
Discovery, Inc., Class C(a)	1,727	33,262
DISH Network Corp., Class A(a)	2,585	89,208
Dollar General Corp.	309	58,868
Dollar Tree, Inc.(a)	646	59,871
Dominion Energy, Inc.	680	55,202
Domino's Pizza, Inc.	457	168,834
Security Description	Shares	Value
Dover Corp.	501	$48,377
Dow, Inc.(a)	420	17,119
DR Horton, Inc.	1,565	86,779
DTE Energy Co.	546	58,695
Duke Energy Corp.	325	25,964
Duke Realty Corp., REIT	536	18,969
DuPont de Nemours, Inc.	845	44,895
DXC Technology Co.	4,237	69,910
E*TRADE Financial Corp.	1,193	59,328
Eastman Chemical Co.	244	16,992
Eaton Corp. PLC	753	65,872
eBay, Inc.	595	31,208
Ecolab, Inc.	206	40,984
Edison International	1,468	79,727
Edwards Lifesciences Corp.(a)	634	43,816
Electronic Arts, Inc.(a)	939	123,995
Eli Lilly and Co.	366	60,090
Emerson Electric Co.	199	12,344
Entergy Corp.	592	55,536
EOG Resources, Inc.	544	27,559
Equifax, Inc.	202	34,720
Equinix, Inc., REIT	127	89,192
Equity Residential, REIT	666	39,174
Essex Property Trust, Inc., REIT	169	38,730
Estee Lauder Companies, Inc., Class A	769	145,095
Everest Re Group Ltd.	319	65,778
Evergy, Inc.	477	28,281
Eversource Energy	338	28,145
Exelon Corp.	3,024	109,741
Expedia Group, Inc.	342	28,112
Expeditors International of Washington, Inc.	385	29,275
Extra Space Storage, Inc., REIT	441	40,735
Exxon Mobil Corp.	5,443	243,411
F5 Networks, Inc.(a)	600	83,688
Facebook, Inc., Class A(a)	252	57,222
Fastenal Co.	1,062	45,496
Federal Realty Investment Trust, REIT	248	21,132
FedEx Corp.	214	30,007
Fidelity National Information Services, Inc.	207	27,757
Fifth Third Bancorp	896	17,275
First Republic Bank	706	74,829
FirstEnergy Corp.	2,097	81,322
Fiserv, Inc.(a)	280	27,334
FleetCor Technologies, Inc.(a)	90	22,638
FLIR Systems, Inc.	3,101	125,808
Flowserve Corp.	1,830	52,192
FMC Corp.	223	22,215
Ford Motor Co.	19,927	121,156
Fortinet, Inc.(a)	351	48,182
Fortive Corp.	195	13,194
Fortune Brands Home & Security, Inc.	726	46,413
Fox Corp., Class A	1,198	32,130

See accompanying notes to financial statements.

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Fox Corp., Class B(a)	1,214	$32,584
Franklin Resources, Inc.	2,232	46,805
Freeport-McMoRan, Inc.	10,891	126,009
Gap, Inc.	6,353	80,175
Garmin Ltd.	1,254	122,265
Gartner, Inc.(a)	575	69,765
General Dynamics Corp.	380	56,795
General Electric Co.	6,688	45,679
General Mills, Inc.	1,223	75,398
General Motors Co.	4,533	114,685
Genuine Parts Co.	503	43,741
Gilead Sciences, Inc.	731	56,243
Global Payments, Inc.	127	21,542
Globe Life, Inc.	745	55,301
Goldman Sachs Group, Inc.	424	83,791
H&R Block, Inc.	2,310	32,987
Halliburton Co.	6,721	87,239
Hanesbrands, Inc.	5,738	64,782
Hartford Financial Services Group, Inc.	2,107	81,225
Hasbro, Inc.	856	64,157
HCA Healthcare, Inc.	752	72,989
Healthpeak Properties, Inc., REIT	2,718	74,908
Henry Schein, Inc.(a)	1,536	89,687
Hershey Co.	493	63,903
Hess Corp.	585	30,309
Hewlett Packard Enterprise Co.	8,366	81,401
Hilton Worldwide Holdings, Inc.	482	35,403
HollyFrontier Corp.	4,141	120,917
Hologic, Inc.(a)	888	50,616
Home Depot, Inc.	353	88,430
Honeywell International, Inc.	335	48,438
Hormel Foods Corp.	3,716	179,371
Host Hotels & Resorts, Inc.	2,897	31,259
Howmet Aerospace, Inc.	1,987	31,494
HP, Inc.	10,594	184,653
Humana, Inc.	244	94,611
Huntington Bancshares, Inc.	1,893	17,103
Huntington Ingalls Industries, Inc.	308	53,743
IDEX Corp.	337	53,259
IDEXX Laboratories, Inc.(a)	142	46,883
IHS Markit Ltd.	831	62,740
Illinois Tool Works, Inc.	298	52,105
Illumina, Inc.(a)	171	63,330
Incyte Corp.(a)	601	62,486
Ingersoll Rand, Inc.(a)	1,639	46,089
Intel Corp.	641	38,351
Intercontinental Exchange, Inc.	246	22,534
International Business Machines Corp.	560	67,631
International Flavors & Fragrances, Inc.	135	16,532
International Paper Co.	614	21,619
Interpublic Group of Companies, Inc.	3,227	55,375
Intuit, Inc.	164	48,575
Security Description	Shares	Value
Intuitive Surgical, Inc.(a)	31	$17,665
Invesco Ltd.	4,634	49,862
IPG Photonics Corp.(a)	79	12,671
IQVIA Holdings, Inc.(a)	412	58,455
Iron Mountain, Inc., REIT	672	17,539
J M Smucker Co.	707	74,808
Jack Henry & Associates, Inc.	167	30,733
Jacobs Engineering Group, Inc.	1,612	136,698
JB Hunt Transport Services, Inc.	247	29,724
Johnson & Johnson	810	113,910
Johnson Controls International PLC	1,410	48,137
JPMorgan Chase & Co.	424	39,881
Juniper Networks, Inc.	3,538	80,879
Kansas City Southern	145	21,647
Kellogg Co.	1,013	66,919
KeyCorp	1,400	17,052
Keysight Technologies, Inc.(a)	303	30,536
Kimberly-Clark Corp.	1,087	153,647
Kimco Realty Corp., REIT	1,620	20,801
Kinder Morgan, Inc.	7,346	111,439
KLA Corp.	414	80,515
Kohl's Corp.	4,780	99,281
Kraft Heinz Co.	2,330	74,304
Kroger Co.	7,909	267,720
L Brands, Inc.	4,188	62,694
L3Harris Technologies, Inc.	654	110,964
Laboratory Corp. of America Holdings(a)	226	37,541
Lam Research Corp.	271	87,658
Lamb Weston Holdings, Inc.	1,134	72,497
Las Vegas Sands Corp.	759	34,565
Leggett & Platt, Inc.	1,285	45,168
Leidos Holdings, Inc.	685	64,164
Lennar Corp., Class A	1,421	87,562
Lincoln National Corp.	1,373	50,513
Linde PLC	85	18,029
Live Nation Entertainment, Inc.(a)	566	25,091
LKQ Corp.(a)	2,007	52,583
Lockheed Martin Corp.	149	54,373
Loews Corp.	5,252	180,091
Lowe's Companies, Inc.	676	91,341
LyondellBasell Industries N.V., Class A	257	16,890
M&T Bank Corp.	173	17,987
Marathon Oil Corp.	4,283	26,212
Marathon Petroleum Corp.	3,635	135,876
MarketAxess Holdings, Inc.	48	24,044
Marriott International, Inc., Class A	403	34,549
Marsh & McLennan Companies, Inc.	217	23,299
Martin Marietta Materials, Inc.	290	59,905
Masco Corp.	934	46,896
Mastercard, Inc., Class A	77	22,769
Maxim Integrated Products, Inc.	2,002	121,341
McCormick & Co., Inc.	441	79,120

See accompanying notes to financial statements.

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
McDonald's Corp.	902	$166,392
McKesson Corp.	590	90,518
Medtronic PLC	184	16,873
Merck & Co., Inc.	695	53,744
MetLife, Inc.	1,512	55,218
Mettler-Toledo International, Inc.(a)	16	12,889
MGM Resorts International	1,962	32,962
Microchip Technology, Inc.	387	40,755
Micron Technology, Inc.(a)	798	41,113
Microsoft Corp.	1,221	248,486
Mid-America Apartment Communities, Inc., REIT	359	41,167
Mohawk Industries, Inc.(a)	440	44,774
Molson Coors Beverage Co., Class B	2,219	76,245
Mondelez International, Inc., Class A	1,261	64,475
Monster Beverage Corp.(a)	1,892	131,153
Moody's Corp.	129	35,440
Morgan Stanley	1,844	89,065
Mosaic Co.	1,598	19,991
Motorola Solutions, Inc.	812	113,786
MSCI, Inc.	108	36,053
Mylan N.V.(a)	10,736	172,635
Nasdaq, Inc.	199	23,775
National Oilwell Varco, Inc.	9,879	121,018
NetApp, Inc.	2,013	89,317
Netflix, Inc.(a)	69	31,398
Newell Brands, Inc.	4,225	67,093
Newmont Corp.	2,110	130,271
News Corp., Class A	2,954	35,034
News Corp., Class B	2,942	35,157
NextEra Energy, Inc.	232	55,719
Nielsen Holdings PLC	3,760	55,874
NIKE, Inc., Class B	705	69,125
NiSource, Inc.	4,890	111,199
Noble Energy, Inc.	8,332	74,655
Norfolk Southern Corp.	118	20,717
Northern Trust Corp.	580	46,017
Northrop Grumman Corp.	178	54,724
NortonLifeLock, Inc.	2,303	45,668
Norwegian Cruise Line Holdings Ltd.(a)	1,344	22,082
NRG Energy, Inc.	3,401	110,737
Nucor Corp.	2,728	112,966
NVIDIA Corp.	108	41,030
NVR, Inc.(a)	27	87,986
Occidental Petroleum Corp.	1,580	28,914
Old Dominion Freight Line, Inc.	180	30,526
Omnicom Group, Inc.	1,026	56,020
ONEOK, Inc.	3,353	111,387
Oracle Corp.	882	48,748
O'Reilly Automotive, Inc.(a)	125	52,709
Otis Worldwide Corp.	501	28,487
PACCAR, Inc.	781	58,458
Security Description	Shares	Value
Packaging Corp. of America	219	$21,856
Parker-Hannifin Corp.	158	28,957
Paychex, Inc.	1,028	77,871
Paycom Software, Inc.(a)	152	47,079
PayPal Holdings, Inc.(a)	183	31,884
Pentair PLC	1,374	52,198
People's United Financial, Inc.	9,171	106,108
PepsiCo, Inc.	498	65,865
PerkinElmer, Inc.	593	58,167
Perrigo Co. PLC	3,378	186,702
Pfizer, Inc.	1,573	51,437
Philip Morris International, Inc.	1,821	127,579
Phillips 66	1,674	120,361
Pinnacle West Capital Corp.	375	27,484
Pioneer Natural Resources Co.	290	28,333
PNC Financial Services Group, Inc.	169	17,780
PPG Industries, Inc.	168	17,818
PPL Corp.	1,080	27,907
Principal Financial Group, Inc.	1,156	48,020
Procter & Gamble Co.	1,278	152,810
Progressive Corp.	749	60,002
Prologis, Inc., REIT	201	18,759
Prudential Financial, Inc.	898	54,688
Public Service Enterprise Group, Inc.	1,146	56,337
Public Storage, REIT	215	41,256
PulteGroup, Inc.	2,489	84,701
PVH Corp.	1,341	64,435
Qorvo, Inc.(a)	705	77,924
QUALCOMM, Inc.	879	80,174
Quanta Services, Inc.	3,502	137,383
Quest Diagnostics, Inc.	343	39,088
Ralph Lauren Corp.	897	65,050
Raymond James Financial, Inc.	796	54,789
Raytheon Technologies Corp.	733	45,167
Realty Income Corp., REIT	378	22,491
Regency Centers Corp., REIT	468	21,477
Regeneron Pharmaceuticals, Inc.(a)	92	57,376
Regions Financial Corp.	1,565	17,403
Republic Services, Inc.	781	64,081
ResMed, Inc.	268	51,456
Robert Half International, Inc.	1,104	58,324
Rockwell Automation, Inc.	59	12,567
Rollins, Inc.	1,550	65,704
Roper Technologies, Inc.	31	12,036
Ross Stores, Inc.	1,247	106,294
Royal Caribbean Cruises Ltd.	453	22,786
S&P Global, Inc.	108	35,584
salesforce.com, Inc.(a)	262	49,080
SBA Communications Corp., REIT	65	19,365
Schlumberger Ltd.	4,441	81,670
Seagate Technology PLC	1,711	82,830
Sealed Air Corp.	937	30,780

See accompanying notes to financial statements.

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Sempra Energy	227	$26,611
ServiceNow, Inc.(a)	120	48,607
Sherwin-Williams Co.	32	18,491
Simon Property Group, Inc., REIT	292	19,967
Skyworks Solutions, Inc.	895	114,435
SL Green Realty Corp., REIT	537	26,469
Snap-on, Inc.	479	66,346
Southern Co.	503	26,081
Southwest Airlines Co.	1,397	47,749
Stanley Black & Decker, Inc.	489	68,157
Starbucks Corp.	2,223	163,591
State Street Corp.	676	42,960
STERIS PLC	113	17,339
Stryker Corp.	228	41,083
SVB Financial Group(a)	364	78,453
Synchrony Financial	3,148	69,760
Synopsys, Inc.(a)	638	124,410
Sysco Corp.	4,693	256,519
T Rowe Price Group, Inc.	404	49,894
Take-Two Interactive Software, Inc.(a)	856	119,472
Tapestry, Inc.	4,715	62,615
Target Corp.	505	60,565
TE Connectivity Ltd.	815	66,463
TechnipFMC PLC	10,637	72,757
Teledyne Technologies, Inc.(a)	36	11,194
Teleflex, Inc.	62	22,567
Texas Instruments, Inc.	920	116,812
Textron, Inc.	1,652	54,367
Thermo Fisher Scientific, Inc.	171	61,960
Tiffany & Co.	579	70,603
TJX Companies, Inc.	2,190	110,726
T-Mobile US, Inc.(a)	849	88,423
Tractor Supply Co.	361	47,576
Trane Technologies PLC	316	28,118
TransDigm Group, Inc.	64	28,291
Travelers Companies, Inc.	608	69,342
Truist Financial Corp.	474	17,799
Twitter, Inc.(a)	1,716	51,120
Tyler Technologies, Inc.(a)	132	45,788
Tyson Foods, Inc., Class A	2,741	163,665
UDR, Inc., REIT	1,111	41,529
Ulta Beauty, Inc.(a)	371	75,469
Under Armour, Inc., Class A(a)	3,449	33,593
Under Armour, Inc., Class C(a)	3,855	34,078
Union Pacific Corp.	128	21,641
United Airlines Holdings, Inc.(a)	1,221	42,259
United Parcel Service, Inc., Class B	282	31,353
United Rentals, Inc.(a)	301	44,861
UnitedHealth Group, Inc.	326	96,154
Universal Health Services, Inc., Class B	793	73,662
Unum Group	3,286	54,515
US Bancorp	505	18,594
Security Description	Shares	Value
Valero Energy Corp.	2,030	$119,405
Varian Medical Systems, Inc.(a)	149	18,255
Ventas, Inc., REIT	1,869	68,443
VeriSign, Inc.(a)	420	86,869
Verisk Analytics, Inc.	211	35,912
Verizon Communications, Inc.	1,508	83,136
Vertex Pharmaceuticals, Inc.(a)	202	58,643
VF Corp.	1,116	68,009
ViacomCBS, Inc., Class B	2,977	69,424
Visa, Inc., Class A	119	22,987
Vornado Realty Trust, REIT	703	26,862
Vulcan Materials Co.	510	59,083
Walgreens Boots Alliance, Inc.	5,624	238,401
Walmart, Inc.	2,212	264,953
Walt Disney Co.	585	65,233
Waste Management, Inc.	616	65,241
Waters Corp.(a)	301	54,300
WEC Energy Group, Inc.	315	27,610
Wells Fargo & Co.	1,523	38,989
Welltower, Inc., REIT	661	34,207
West Pharmaceutical Services, Inc.	108	24,534
Western Digital Corp.	2,046	90,331
Western Union Co.	3,396	73,422
Westinghouse Air Brake Technologies Corp.	462	26,597
Westrock Co.	759	21,449
Weyerhaeuser Co., REIT	2,656	59,654
Whirlpool Corp.	352	45,595
Williams Companies, Inc.	6,272	119,293
Willis Towers Watson PLC	122	24,028
WR Berkley Corp.	1,202	68,863
WW Grainger, Inc.	141	44,297
Wynn Resorts Ltd.	411	30,615
Xcel Energy, Inc.	452	28,250
Xerox Holdings Corp.(a)	9,988	152,717
Xilinx, Inc.	421	41,422
Xylem, Inc.	800	51,968
Yum! Brands, Inc.	1,869	162,435
Zebra Technologies Corp., Class A(a)	108	27,643
Zimmer Biomet Holdings, Inc.	342	40,821
Zions Bancorp NA	3,220	109,480
Zoetis, Inc.	396	54,268
TOTAL COMMON STOCK (Cost $32,047,912)		$33,014,211

See accompanying notes to financial statements.

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
RIGHTS—0.0%
T-Mobile US, Inc.(a)	849	$142
INVESTMENTS IN COMMON STOCK—99.8% (Cost $32,048,226)		33,014,353
OTHER ASSETS IN EXCESS OF LIABILITIES—0.2%		80,862
NET ASSETS—100.0%		$33,095,215

(a)	Non-income producing security.

PLC=Public Limited Company
REIT=Real Estate Investment Trust
See accompanying notes to financial statements.

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
June 30, 2020 (Unaudited)

INDUSTRY BREAKDOWN
AS OF JUNE 30, 2020*
INDUSTRY	PERCENTAGE OF NET ASSETS
Branded Pharmaceuticals	3.3%
Business Software for Specific Uses	3.3
Processed Foods	3.2
Food Distributors	3.2
Restaurants	3.1
Downstream Energy	3.0
Upstream Energy	2.9
Transaction Services	2.4
Electric Competitive	2.4
Investment Services	2.2
Commercial Hardware	2.2
Internet Services and Websites	2.2
Content Providers	2.1
End User Hardware	2.1
Commercial Insurance	2.1
Management and IT Services	2.1
Midstream and Gas	2.1
Telecommunication Networks	2.1
Consumer Insurance	2.0
Rental	2.0
Operators and Developers	1.9
Electric Regulated	1.7
Non Real Estate Banking	1.6
Home Office and Consumer Equipment Manufacture	1.6
Distribution Services	1.6
Specialty Services	1.6
Home Office and Consumer Equipment Retail	1.6
Primary Foods	1.6
Auto Products	1.5
Alcohol and Tobacco	1.5
Semiconductor Services and Equipment	1.5
Information and Electrical Components	1.5
Capital Markets	1.5
Mechanical Components	1.5
Transportation Services	1.5
Digital Integrated Circuits	1.4
Drugstores	1.4
Analog and Mixed Signal Integrated Circuits	1.4
Diversified Household and Personal Products	1.4
Healthcare Insurance	1.4
Healthcare Providers and Facilities	1.3
Personal Products	1.3
INDUSTRY	PERCENTAGE OF NET ASSETS
Transport Aerospace and Defense Equipment	1.2%
Hospital Equipment	1.1
Metals	1.1
Medical Research Services and Equipment	1.1
Industrial Conglomerates	1.1
Healthcare Products Distribution	1.1
Other Natural Resources	1.1
Diversified Drugs and Devices	1.1
Medical Devices	1.0
Chemicals	1.0
Accessories and Footwear	1.0
Branded Apparel	1.0
Apparel Retailers	1.0
Production Equipment	0.8
Operating Systems and Middleware	0.7
Consumer Paper Products	0.5
Real Estate Banking	0.3
Business Software for Specific Industries	0.3
Other Assets in Excess of Liabilities	0.2
Total	100.0%
*    The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
See accompanying notes to financial statements.

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCK—99.7%
Aaron's, Inc.	178	$8,081
Acadia Healthcare Co., Inc.(a)	341	8,566
ACI Worldwide, Inc.(a)	528	14,251
Acuity Brands, Inc.	59	5,649
Adient PLC(a)	147	2,414
Adtalem Global Education, Inc.(a)	115	3,582
AECOM(a)	97	3,645
Affiliated Managers Group, Inc.	122	9,096
AGCO Corp.	140	7,764
Alleghany Corp.	15	7,337
Allegheny Technologies, Inc.(a)	377	3,842
ALLETE, Inc.	133	7,263
Alliance Data Systems Corp.	97	4,377
AMC Networks, Inc., Class A(a)	276	6,456
Amedisys, Inc.(a)	54	10,721
American Campus Communities, Inc.	288	10,068
American Eagle Outfitters, Inc.	928	10,115
American Financial Group, Inc.	83	5,267
Antero Midstream Corp.	870	4,437
AptarGroup, Inc.	25	2,799
Arrow Electronics, Inc.(a)	30	2,061
Arrowhead Pharmaceuticals, Inc.(a)	535	23,107
ASGN, Inc.(a)	130	8,668
Ashland Global Holdings, Inc.	33	2,280
Associated Banc-Corp	346	4,733
AutoNation, Inc.(a)	294	11,048
Avanos Medical, Inc.(a)	73	2,145
Avis Budget Group, Inc.(a)	434	9,934
Avnet, Inc.	71	1,980
Axon Enterprise, Inc.(a)	81	7,948
BancorpSouth Bank	67	1,524
Bank of Hawaii Corp.	81	4,974
Bank OZK	61	1,432
Belden, Inc.	86	2,799
Bio-Techne Corp.	34	8,978
BJ's Wholesale Club Holdings, Inc.(a)	481	17,927
Black Hills Corp.	82	4,646
Blackbaud, Inc.	82	4,681
Boston Beer Co., Inc., Class A(a)	23	12,343
Boyd Gaming Corp.	73	1,526
Brighthouse Financial, Inc.(a)	318	8,847
Brink's Co.	94	4,278
Brixmor Property Group, Inc.	76	974
Brown & Brown, Inc.	255	10,394
Brunswick Corp.	103	6,593
Cable One, Inc.	12	21,298
Cabot Corp.	87	3,223
Cabot Microelectronics Corp.	112	15,628
CACI International, Inc., Class A(a)	43	9,326
Caesars Entertainment Corp.(a)	137	1,662
Camden Property Trust	109	9,943
Security Description	Shares	Value
Cantel Medical Corp.	86	$3,804
Carlisle Companies, Inc.	21	2,513
Carpenter Technology Corp.	155	3,763
Carter's, Inc.	137	11,056
Casey's General Stores, Inc.	53	7,925
Catalent, Inc.(a)	259	18,985
Cathay General Bancorp	56	1,473
CDK Global, Inc.	335	13,876
Ceridian HCM Holding, Inc.(a)	64	5,073
ChampionX Corp.(a)	758	7,398
Charles River Laboratories International, Inc.(a)	46	8,020
Chemed Corp.	24	10,826
Chemours Co.	207	3,177
Choice Hotels International, Inc.	18	1,420
Churchill Downs, Inc.	11	1,465
Ciena Corp.(a)	592	32,063
Cimarex Energy Co.	208	5,718
Cinemark Holdings, Inc.	474	5,475
Cirrus Logic, Inc.(a)	155	9,576
CIT Group, Inc.	83	1,721
Clean Harbors, Inc.(a)	82	4,918
CNO Financial Group, Inc.	707	11,008
CNX Resources Corp.(a)	584	5,052
Cognex Corp.	145	8,659
Coherent, Inc.(a)	112	14,670
Colfax Corp.(a)	218	6,082
Columbia Sportswear Co.	146	11,765
Commerce Bancshares, Inc.	84	4,995
Commercial Metals Co.	211	4,304
CommVault Systems, Inc.(a)	117	4,528
Compass Minerals International, Inc.	74	3,607
CoreCivic, Inc.	302	2,827
CoreLogic, Inc.	112	7,529
CoreSite Realty Corp.	22	2,663
Corporate Office Properties Trust	44	1,115
Cousins Properties, Inc.	35	1,044
Cracker Barrel Old Country Store, Inc.	91	10,093
Crane Co.	93	5,530
Cree, Inc.(a)	49	2,900
Cullen/Frost Bankers, Inc.	27	2,017
Curtiss-Wright Corp.	31	2,768
CyrusOne, Inc.	217	15,787
Dana, Inc.	319	3,889
Darling Ingredients, Inc.(a)	254	6,253
Deckers Outdoor Corp.(a)	59	11,587
Delphi Technologies PLC(a)	293	4,164
Deluxe Corp.	184	4,331
Dick's Sporting Goods, Inc.	196	8,087
Domtar Corp.	121	2,554
Donaldson Co., Inc.	114	5,303
Douglas Emmett, Inc.	37	1,134

See accompanying notes to financial statements.

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Dunkin' Brands Group, Inc.	120	$7,828
Dycom Industries, Inc.(a)	100	4,089
Eagle Materials, Inc.	76	5,337
East West Bancorp, Inc.	40	1,450
EastGroup Properties, Inc.	21	2,491
Eaton Vance Corp.	225	8,685
Edgewell Personal Care Co.(a)	699	21,781
Eldorado Resorts, Inc.(a)	44	1,763
EMCOR Group, Inc.	62	4,101
Encompass Health Corp.	134	8,299
Energizer Holdings, Inc.	417	19,803
EnerSys	72	4,635
Enphase Energy, Inc.(a)	100	4,757
EPR Properties	28	928
EQT Corp.	405	4,819
Equitrans Midstream Corp.	547	4,546
Essent Group Ltd.	202	7,327
Essential Utilities, Inc.	107	4,520
Etsy, Inc.(a)	84	8,923
Evercore, Inc., Class A	132	7,777
Exelixis, Inc.(a)	809	19,206
FactSet Research Systems, Inc.	31	10,183
Fair Isaac Corp.(a)	34	14,213
Federated Hermes, Inc.	374	8,864
First American Financial Corp.	103	4,946
First Financial Bankshares, Inc.	48	1,387
First Horizon National Corp.	508	5,060
First Industrial Realty Trust, Inc.	66	2,537
First Solar, Inc.(a)	60	2,970
FirstCash, Inc.	71	4,791
Five Below, Inc.(a)	69	7,377
Flowers Foods, Inc.	525	11,739
Fluor Corp.	322	3,890
FNB Corp.	187	1,402
Foot Locker, Inc.	385	11,227
FTI Consulting, Inc.(a)	73	8,362
Fulton Financial Corp.	137	1,443
GATX Corp.	62	3,781
Generac Holdings, Inc.(a)	30	3,658
Gentex Corp.	146	3,762
Genworth Financial, Inc., Class A(a)	3,281	7,579
GEO Group, Inc.	296	3,502
Glacier Bancorp, Inc.	36	1,270
Globus Medical, Inc., Class A(a)	299	14,265
Goodyear Tire & Rubber Co.	279	2,496
Graco, Inc.	107	5,135
Graham Holdings Co., Class B	11	3,769
Grand Canyon Education, Inc.(a)	40	3,621
Greif, Inc., Class A	49	1,686
Grocery Outlet Holding Corp.(a)	230	9,384
Grubhub, Inc.(a)	105	7,381
Haemonetics Corp.(a)	39	3,493
Security Description	Shares	Value
Hain Celestial Group, Inc.(a)	259	$8,161
Hancock Whitney Corp.	89	1,887
Hanover Insurance Group, Inc.	52	5,269
Harley-Davidson, Inc.	231	5,491
Hawaiian Electric Industries, Inc.	211	7,609
Healthcare Realty Trust, Inc.	501	14,674
Healthcare Services Group, Inc.	189	4,623
HealthEquity, Inc.(a)	92	5,398
Helen of Troy Ltd.(a)	106	19,987
Herman Miller, Inc.	237	5,596
Hexcel Corp.	52	2,351
Highwoods Properties, Inc.	29	1,083
Hill-Rom Holdings, Inc.	37	4,062
HNI Corp.	210	6,420
Home BancShares, Inc.	99	1,523
Hubbell, Inc.	23	2,883
Hudson Pacific Properties, Inc.	43	1,082
ICU Medical, Inc.(a)	12	2,212
IDACORP, Inc.	88	7,689
II-VI, Inc.(a)	64	3,022
Ingevity Corp.(a)	62	3,259
Ingredion, Inc.	71	5,893
Insperity, Inc.	93	6,020
Integra LifeSciences Holdings Corp.(a)	44	2,068
Interactive Brokers Group, Inc., Class A	247	10,317
InterDigital, Inc.	189	10,703
International Bancshares Corp.	50	1,601
ITT, Inc.	56	3,289
J2 Global, Inc.(a)	212	13,400
Jabil, Inc.	507	16,265
Jack in the Box, Inc.	110	8,150
Janus Henderson Group PLC	391	8,274
JBG SMITH Properties	37	1,094
Jefferies Financial Group, Inc.	334	5,194
JetBlue Airways Corp.(a)	920	10,028
John Wiley & Sons, Inc., Class A	214	8,346
Jones Lang LaSalle, Inc.	94	9,725
KAR Auction Services, Inc.	782	10,760
KB Home	239	7,332
KBR, Inc.	157	3,540
Kemper Corp.	155	11,241
Kennametal, Inc.	224	6,431
Kilroy Realty Corp.	18	1,057
Kirby Corp.(a)	147	7,873
Knight-Swift Transportation Holdings, Inc.	149	6,215
Lamar Advertising Co., Class A	15	1,001
Lancaster Colony Corp.	75	11,624
Landstar System, Inc.	54	6,065
Lear Corp.	24	2,616
Legg Mason, Inc.	179	8,905
LendingTree, Inc.(a)	39	11,292
Lennox International, Inc.	26	6,058

See accompanying notes to financial statements.

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
LHC Group, Inc.(a)	59	$10,285
Life Storage, Inc.	107	10,160
Ligand Pharmaceuticals, Inc.(a)	164	18,343
Lincoln Electric Holdings, Inc.	76	6,402
Littelfuse, Inc.	29	4,948
LivaNova PLC(a)	300	14,439
LiveRamp Holdings, Inc.(a)	114	4,842
LogMeIn, Inc.	55	4,662
Louisiana-Pacific Corp.	150	3,847
Lumentum Holdings, Inc.(a)	426	34,689
Macerich Co.	104	933
Mack-Cali Realty Corp.	70	1,070
Manhattan Associates, Inc.(a)	55	5,181
ManpowerGroup, Inc.	112	7,700
Marriott Vacations Worldwide Corp.	29	2,384
Masimo Corp.(a)	48	10,943
MasTec, Inc.(a)	103	4,622
Mattel, Inc.(a)	606	5,860
MAXIMUS, Inc.	76	5,354
MDU Resources Group, Inc.	248	5,501
Medical Properties Trust, Inc.	794	14,927
MEDNAX, Inc.(a)	529	9,046
Mercury General Corp.	254	10,350
Mercury Systems, Inc.(a)	36	2,832
Middleby Corp.(a)	85	6,710
Minerals Technologies, Inc.	65	3,050
MKS Instruments, Inc.	154	17,439
Molina Healthcare, Inc.(a)	54	9,611
Monolithic Power Systems, Inc.	48	11,376
MSA Safety, Inc.	68	7,782
MSC Industrial Direct Co., Inc., Class A	28	2,039
Murphy Oil Corp.	430	5,934
Murphy USA, Inc.(a)	71	7,994
National Fuel Gas Co.	111	4,654
National Instruments Corp.	536	20,749
National Retail Properties, Inc.	29	1,029
Navient Corp.	658	4,626
NCR Corp.(a)	833	14,428
Nektar Therapeutics(a)	891	20,636
NetScout Systems, Inc.(a)	614	15,694
New Jersey Resources Corp.	150	4,897
New York Community Bancorp, Inc.	137	1,397
New York Times Co., Class A	190	7,986
NewMarket Corp.	6	2,403
Nordson Corp.	34	6,450
Nordstrom, Inc.	633	9,805
NorthWestern Corp.	138	7,524
Nu Skin Enterprises, Inc., Class A	505	19,306
NuVasive, Inc.(a)	240	13,358
nVent Electric PLC	245	4,589
OGE Energy Corp.	253	7,681
O-I Glass, Inc.	205	1,841
Security Description	Shares	Value
Old Republic International Corp.	315	$5,138
Olin Corp.	167	1,919
Ollie's Bargain Outlet Holdings, Inc.(a)	86	8,398
Omega Healthcare Investors, Inc.	336	9,989
ONE Gas, Inc.	60	4,623
Oshkosh Corp.	72	5,157
Owens Corning	49	2,732
PacWest Bancorp	74	1,459
Papa John's International, Inc.	99	7,862
Park Hotels & Resorts, Inc.	131	1,296
Patterson Companies, Inc.	120	2,640
Paylocity Holding Corp.(a)	36	5,252
PBF Energy, Inc., Class A	666	6,820
Pebblebrook Hotel Trust	101	1,380
Penn National Gaming, Inc.(a)	54	1,649
Penumbra, Inc.(a)	13	2,325
Perspecta, Inc.	410	9,524
Physicians Realty Trust	65	1,139
Pilgrim's Pride Corp.(a)	320	5,405
Pinnacle Financial Partners, Inc.	36	1,512
PNM Resources, Inc.	199	7,650
Polaris, Inc.	62	5,738
PolyOne Corp.	85	2,230
Pool Corp.	8	2,175
Post Holdings, Inc.(a)	91	7,973
PotlatchDeltic Corp.	103	3,917
PRA Health Sciences, Inc.(a)	87	8,464
Prestige Consumer Healthcare, Inc.(a)	436	16,376
Primerica, Inc.	91	10,611
Prosperity Bancshares, Inc.	23	1,366
PS Business Parks, Inc.	19	2,516
PTC, Inc.(a)	275	21,392
Qualys, Inc.(a)	45	4,681
Quidel Corp.(a)	63	14,096
Rayonier, Inc.	152	3,768
Regal Beloit Corp.	38	3,318
Reinsurance Group of America, Inc.	87	6,824
Reliance Steel & Aluminum Co.	42	3,987
RenaissanceRe Holdings Ltd.	43	7,354
Repligen Corp.(a)	72	8,900
RH(a)	24	5,974
RLI Corp.	64	5,254
Royal Gold, Inc.	33	4,103
RPM International, Inc.	30	2,252
Ryder System, Inc.	101	3,788
Sabra Health Care REIT, Inc.	689	9,942
Sabre Corp.	721	5,811
Sally Beauty Holdings, Inc.(a)	276	3,458
Sanderson Farms, Inc.	48	5,563
Science Applications International Corp.	122	9,477
Scientific Games Corp., Class A(a)	1,023	15,816
Scotts Miracle-Gro Co.	140	18,826

See accompanying notes to financial statements.

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
SEI Investments Co.	157	$8,632
Selective Insurance Group, Inc.	102	5,379
Semtech Corp.(a)	205	10,705
Sensient Technologies Corp.	62	3,234
Service Corp. International/US	102	3,967
Service Properties Trust	151	1,071
Signature Bank	13	1,390
Silgan Holdings, Inc.	55	1,781
Silicon Laboratories, Inc.(a)	107	10,729
Six Flags Entertainment Corp.	108	2,075
Skechers USA, Inc., Class A(a)	353	11,077
SLM Corp.	638	4,485
SolarEdge Technologies, Inc.(a)	34	4,718
Sonoco Products Co.	52	2,719
Southwest Gas Holdings, Inc.	69	4,764
Spire, Inc.	69	4,534
Spirit Realty Capital, Inc.	29	1,011
Sprouts Farmers Market, Inc.(a)	683	17,478
Steel Dynamics, Inc.	147	3,835
Stericycle, Inc.(a)	82	4,590
Sterling Bancorp	119	1,395
Stifel Financial Corp.	211	10,008
STORE Capital Corp.	44	1,048
Strategic Education, Inc.	24	3,688
Synaptics, Inc.(a)	167	10,040
Syneos Health, Inc.(a)	159	9,262
SYNNEX Corp.	20	2,395
Synovus Financial Corp.	66	1,355
Taubman Centers, Inc.	28	1,057
Taylor Morrison Home Corp.(a)	410	7,909
TCF Financial Corp.	169	4,972
TEGNA, Inc.	682	7,597
Telephone and Data Systems, Inc.	1,031	20,496
Tempur Sealy International, Inc.(a)	88	6,332
Tenet Healthcare Corp.(a)	436	7,896
Teradata Corp.(a)	215	4,472
Teradyne, Inc.	222	18,761
Terex Corp.	291	5,462
Tetra Tech, Inc.	106	8,387
Texas Capital Bancshares, Inc.(a)	157	4,847
Texas Roadhouse, Inc.	193	10,146
Thor Industries, Inc.	55	5,859
Timken Co.	60	2,729
Toll Brothers, Inc.	241	7,854
Tootsie Roll Industries, Inc.	338	11,583
TopBuild Corp.(a)	18	2,048
Toro Co.	118	7,828
Transocean Ltd.(a)	3,429	6,275
TreeHouse Foods, Inc.(a)	166	7,271
Trex Co., Inc.(a)	51	6,634
Security Description	Shares	Value
TRI Pointe Group, Inc.(a)	558	$8,197
Trimble, Inc.(a)	189	8,163
Trinity Industries, Inc.	235	5,003
TripAdvisor, Inc.	295	5,608
Trustmark Corp.	61	1,496
UGI Corp.	151	4,802
UMB Financial Corp.	38	1,959
Umpqua Holdings Corp.	122	1,298
United Bankshares, Inc.	53	1,466
United States Steel Corp.	426	3,076
United Therapeutics Corp.(a)	156	18,876
Univar Solutions, Inc.(a)	118	1,989
Universal Display Corp.	19	2,843
Urban Edge Properties	91	1,080
Urban Outfitters, Inc.(a)	640	9,741
Valley National Bancorp	181	1,415
Valmont Industries, Inc.	24	2,727
Valvoline, Inc.	116	2,242
ViaSat, Inc.(a)	515	19,761
Vishay Intertechnology, Inc.	187	2,855
Visteon Corp.(a)	54	3,699
Washington Federal, Inc.	193	5,180
Watsco, Inc.	11	1,955
Webster Financial Corp.	170	4,864
Weingarten Realty Investors	50	946
Wendy's Co.	357	7,775
Werner Enterprises, Inc.	143	6,225
WEX, Inc.(a)	33	5,445
Williams-Sonoma, Inc.	49	4,018
Wintrust Financial Corp.	44	1,919
Woodward, Inc.	40	3,102
World Fuel Services Corp.	317	8,166
World Wrestling Entertainment, Inc., Class A	177	7,691
Worthington Industries, Inc.	78	2,909
WPX Energy, Inc.(a)	919	5,863
WW International, Inc.(a)	156	3,959
Wyndham Destinations, Inc.	79	2,226
Wyndham Hotels & Resorts, Inc.	34	1,449
XPO Logistics, Inc.(a)	78	6,025
Yelp, Inc.(a)	269	6,222
INVESTMENTS IN COMMON STOCK—99.7% (Cost $2,461,829)		2,632,158
OTHER ASSETS IN EXCESS OF LIABILITIES—0.3%		8,267
NET ASSETS—100.0%		$2,640,425

(a)	Non-income producing security.

PLC=Public Limited Company
REIT=Real Estate Investment Trust

See accompanying notes to financial statements.

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
June 30, 2020 (Unaudited)

INDUSTRY BREAKDOWN
AS OF JUNE 30, 2020*
INDUSTRY	PERCENTAGE OF NET ASSETS
Healthcare Providers and Facilities	4.4%
Commercial Hardware	4.3
Branded Pharmaceuticals	3.7
Semiconductor Services and Equipment	3.1
Business Software for Specific Uses	3.0
Production Equipment	2.9
Transaction Services	2.9
Investment Services	2.4
Business Software for Specific Industries	2.4
Telecommunication Networks	2.3
Commercial Insurance	2.3
Rental	2.3
Consumer Insurance	2.3
Internet Services and Websites	2.2
Processed Foods	2.2
Content Providers	2.2
Operators and Developers	2.2
Upstream Energy	2.1
Real Estate Banking	2.1
Mechanical Components	2.1
Analog and Mixed Signal Integrated Circuits	2.0
Restaurants	2.0
Management and IT Services	1.9
Midstream and Gas	1.9
Home Office and Consumer Equipment Retail	1.9
Information and Electrical Components	1.8
Auto Products	1.8
Distribution Services	1.8
Electric Regulated	1.7
Hospital Equipment	1.7
Food Distributors	1.7
Home Office and Consumer Equipment Manufacture	1.7
Branded Apparel	1.7
Medical Research Services and Equipment	1.6
Medical Devices	1.6
Transportation Services	1.6
Personal Products	1.5
Non Real Estate Banking	1.5
Specialty Services	1.5
Household Products	1.5
Diversified Drugs and Devices	1.4
Other Natural Resources	1.2
Chemicals	1.2
INDUSTRY	PERCENTAGE OF NET ASSETS
Downstream Energy	1.2%
Apparel Retailers	1.2
Metals	1.1
Primary Foods	0.9
Diversified Household and Personal Products	0.7
Transport Aerospace and Defense Equipment	0.5
Alcohol and Tobacco	0.5
Accessories and Footwear	0.4
Digital Integrated Circuits	0.4
Capital Markets	0.4
Healthcare Insurance	0.4
Electric Competitive	0.2
Consumer Services	0.1
Healthcare Products Distribution	0.1
Other Assets in Excess of Liabilities	0.3
Total	100.0%
*    The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
See accompanying notes to financial statements.

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCK—99.6%
3D Systems Corp.(a)	2,401	$16,783
8x8, Inc.(a)	2,259	36,144
AAON, Inc.	174	9,446
AAR Corp.	334	6,904
Abercrombie & Fitch Co., Class A	930	9,895
ABM Industries, Inc.	860	31,218
Acadia Realty Trust, REIT	455	5,906
Addus HomeCare Corp.(a)	133	12,310
ADTRAN, Inc.	2,758	30,145
Advanced Energy Industries, Inc.(a)	563	38,166
AdvanSix, Inc.(a)	313	3,675
Aegion Corp.(a)	493	7,824
Aerojet Rocketdyne Holdings, Inc.(a)	222	8,800
AeroVironment, Inc.(a)	313	24,924
Agilysys, Inc.(a)	1,590	28,525
Agree Realty Corp., REIT	97	6,374
Alamo Group, Inc.	172	17,654
Alarm.com Holdings, Inc.(a)	556	36,034
Albany International Corp., Class A	168	9,863
Alexander & Baldwin, Inc.	501	6,107
Allegiance Bancshares, Inc.	129	3,275
Allegiant Travel Co.	428	46,742
Allscripts Healthcare Solutions, Inc.(a)	5,302	35,895
AMAG Pharmaceuticals, Inc.(a)	9,081	69,470
Ambac Financial Group, Inc.(a)	2,152	30,817
American Assets Trust, Inc., REIT	231	6,431
American Axle & Manufacturing Holdings, Inc.(a)	3,108	23,621
American Equity Investment Life Holding Co.	1,820	44,972
American Public Education, Inc.(a)	1,210	35,816
American States Water Co.	474	37,271
American Vanguard Corp.	1,470	20,227
American Woodmark Corp.(a)	139	10,515
America's Car-Mart, Inc.(a)	236	20,737
Ameris Bancorp	1,509	35,597
AMERISAFE, Inc.	527	32,231
AMN Healthcare Services, Inc.(a)	130	5,881
Amphastar Pharmaceuticals, Inc.(a)	3,293	73,961
Andersons, Inc.	1,505	20,709
AngioDynamics, Inc.(a)	617	6,275
ANI Pharmaceuticals, Inc.(a)	1,030	33,310
Anika Therapeutics, Inc.(a)	292	11,017
Apogee Enterprises, Inc.	407	9,377
Apollo Commercial Real Estate Finance, Inc., REIT	328	3,218
Applied Industrial Technologies, Inc.	131	8,173
Applied Optoelectronics, Inc.(a)	2,744	29,827
ArcBest Corp.	586	15,535
Archrock, Inc.	1,195	7,756
Arconic Corp.(a)	800	11,144
Arcosa, Inc.	229	9,664
Security Description	Shares	Value
Arlo Technologies, Inc.(a)	4,012	$10,351
Armada Hoffler Properties, Inc., REIT	726	7,224
ARMOUR Residential REIT, Inc.	1,360	12,770
Asbury Automotive Group, Inc.(a)	272	21,034
Astec Industries, Inc.	402	18,617
Atlas Air Worldwide Holdings, Inc.(a)	276	11,876
ATN International, Inc.	484	29,316
Avista Corp.	1,988	72,343
Axcelis Technologies, Inc.(a)	313	8,717
Axos Financial, Inc.(a)	300	6,624
AZZ, Inc.	408	14,003
B&G Foods, Inc.	520	12,678
Badger Meter, Inc.	236	14,849
Balchem Corp.	66	6,261
Banc of California, Inc.	601	6,509
Banner Corp.	85	3,230
Barnes & Noble Education, Inc.(a)	17,270	27,632
Barnes Group, Inc.	184	7,279
Bed Bath & Beyond, Inc.	2,985	31,641
Bel Fuse, Inc., Class B	3,802	40,795
Benchmark Electronics, Inc.	1,017	21,967
Berkshire Hills Bancorp, Inc.	3,201	35,275
Big Lots, Inc.	721	30,282
BioTelemetry, Inc.(a)	261	11,795
BJ's Restaurants, Inc.	685	14,344
Bloomin' Brands, Inc.	1,328	14,156
Blucora, Inc.(a)	3,192	36,453
Boise Cascade Co.	493	18,542
Bonanza Creek Energy, Inc.(a)	498	7,380
Boot Barn Holdings, Inc.(a)	630	13,583
Boston Private Financial Holdings, Inc.	956	6,577
Bottomline Technologies DE, Inc.(a)	650	33,000
Brady Corp., Class A	303	14,186
Brandywine Realty Trust, REIT	582	6,338
Brightsphere Investment Group(a)	4,545	56,631
Brinker International, Inc.	85	2,040
Bristow Group, Inc.(a)	453	6,310
Brookline Bancorp, Inc.	341	3,437
Brooks Automation, Inc.	203	8,981
Buckle, Inc.	1,534	24,053
Cadence BanCorp	1,656	14,672
CalAmp Corp.(a)	3,778	30,262
Calavo Growers, Inc.	360	22,648
Caleres, Inc.	1,877	15,654
California Water Service Group	789	37,635
Callaway Golf Co.	1,835	32,131
Callon Petroleum Co.(a)	6,405	7,366
Cal-Maine Foods, Inc.(a)	494	21,973
Capri Holdings Ltd.(a)	1,405	21,960
Capstead Mortgage Corp., REIT	2,159	11,853
Cardiovascular Systems, Inc.(a)	185	5,837
Cardtronics PLC, Class A(a)	2,046	49,063

See accompanying notes to financial statements.

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
CareTrust REIT, Inc.	2,576	$44,204
Cato Corp., Class A	1,192	9,751
Cavco Industries, Inc.(a)	130	25,070
Cedar Realty Trust, Inc., REIT	5,242	5,190
Central Garden & Pet Co.(a)	716	25,769
Central Garden & Pet Co., Class A(a)	761	25,714
Central Pacific Financial Corp.	385	6,172
Century Aluminum Co.(a)	1,968	14,032
Century Communities, Inc.(a)	807	24,743
CEVA, Inc.(a)	1,471	55,045
Chart Industries, Inc.(a)	288	13,965
Chatham Lodging Trust, REIT	1,887	11,548
Cheesecake Factory, Inc.	641	14,692
Chefs' Warehouse, Inc.(a)	2,255	30,623
Chico's FAS, Inc.	6,955	9,598
Children's Place, Inc.	220	8,232
Chuy's Holdings, Inc.(a)	989	14,716
Cincinnati Bell, Inc.(a)	1,967	29,210
CIRCOR International, Inc.(a)	570	14,524
City Holding Co.	104	6,778
Clearwater Paper Corp.(a)	2,123	76,704
Cleveland-Cliffs, Inc.	2,087	11,520
Coca-Cola Consolidated, Inc.	52	11,918
Cogent Communications Holdings, Inc.	973	75,271
Coherus Biosciences, Inc.(a)	2,005	35,809
Cohu, Inc.	1,032	17,895
Columbia Banking System, Inc.	121	3,430
Comfort Systems USA, Inc.	721	29,381
Community Bank System, Inc.	321	18,303
Community Health Systems, Inc.(a)	11,930	35,909
Community Healthcare Trust, Inc., REIT	1,219	49,857
Computer Programs and Systems, Inc.	1,081	24,636
Comtech Telecommunications Corp.	2,144	36,212
CONMED Corp.	343	24,693
Conn's, Inc.(a)	2,835	28,605
CONSOL Energy, Inc.(a)	1,865	9,456
Consolidated Communications Holdings, Inc.(a)	11,459	77,577
Cooper Tire & Rubber Co.	462	12,756
Cooper-Standard Holdings, Inc.(a)	764	10,123
Corcept Therapeutics, Inc.(a)	662	11,135
Core Laboratories N.V.	304	6,177
Core-Mark Holding Co., Inc.	1,417	35,361
CorVel Corp.(a)	478	33,885
Covetrus, Inc.(a)	4,364	78,072
Crocs, Inc.(a)	789	29,051
Cross Country Healthcare, Inc.(a)	1,060	6,530
CryoLife, Inc.(a)	267	5,118
CSG Systems International, Inc.	543	22,475
CTS Corp.	899	18,016
Cubic Corp.	480	23,054
Customers Bancorp, Inc.(a)	270	3,245
Security Description	Shares	Value
Cutera, Inc.(a)	1,815	$22,089
CVB Financial Corp.	174	3,261
Cytokinetics, Inc.(a)	1,508	35,544
Daktronics, Inc.	5,939	25,835
Dave & Buster's Entertainment, Inc.	2,185	29,126
Denbury Resources, Inc.(a)	21,025	5,805
Designer Brands, Inc., Class A	2,078	14,068
DiamondRock Hospitality Co., REIT	1,074	5,939
Diebold Nixdorf, Inc.(a)	13,285	80,507
Digi International, Inc.(a)	2,662	31,012
Dime Community Bancshares, Inc.	461	6,330
Dine Brands Global, Inc.	315	13,261
Diodes, Inc.(a)	1,016	51,511
Diversified Healthcare Trust, REIT	10,734	47,498
DMC Global, Inc.	238	6,569
Donnelley Financial Solutions, Inc.(a)	4,865	40,866
Dorian LPG Ltd.(a)	4,505	34,869
Dorman Products, Inc.(a)	177	11,871
Dril-Quip, Inc.(a)	233	6,941
DSP Group, Inc.(a)	2,901	46,068
DXP Enterprises, Inc.(a)	402	8,004
Eagle Bancorp, Inc.	101	3,308
Eagle Pharmaceuticals, Inc.(a)	223	10,700
Easterly Government Properties, Inc., REIT	289	6,682
Ebix, Inc.	1,334	29,828
Echo Global Logistics, Inc.(a)	528	11,415
eHealth, Inc.(a)	688	67,589
El Paso Electric Co.	1,081	72,427
El Pollo Loco Holdings, Inc.(a)	1,885	27,823
Emergent BioSolutions, Inc.(a)	937	74,098
Employers Holdings, Inc.	1,111	33,497
Enanta Pharmaceuticals, Inc.(a)	199	9,992
Encore Capital Group, Inc.(a)	508	17,363
Encore Wire Corp.	514	25,093
Endo International PLC(a)	9,399	32,239
Enerpac Tool Group Corp.	524	9,222
Enova International, Inc.(a)	1,173	17,442
EnPro Industries, Inc.	161	7,936
Ensign Group, Inc.	288	12,053
ePlus, Inc.(a)	345	24,385
ESCO Technologies, Inc.	178	15,046
Essential Properties Realty Trust, Inc., REIT	403	5,981
Ethan Allen Interiors, Inc.	1,195	14,137
EVERTEC, Inc.	837	23,520
EW Scripps Co., Class A	3,370	29,487
ExlService Holdings, Inc.(a)	490	31,066
Exponent, Inc.	134	10,845
Express, Inc.(a)	5,314	8,184
Exterran Corp.(a)	1,162	6,263
Extreme Networks, Inc.(a)	8,060	34,980
EZCORP, Inc., Class A(a)	2,869	18,075
Fabrinet(a)	353	22,034

See accompanying notes to financial statements.

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
FARO Technologies, Inc.(a)	593	$31,785
Federal Signal Corp.	746	22,179
Ferro Corp.(a)	340	4,060
Fiesta Restaurant Group, Inc.(a)	3,864	24,652
First BanCorp	578	3,231
First Commonwealth Financial Corp.	795	6,583
First Financial Bancorp	234	3,250
First Midwest Bancorp, Inc.	1,085	14,485
Flagstar Bancorp, Inc.	228	6,710
FormFactor, Inc.(a)	640	18,771
Forrester Research, Inc.(a)	378	12,111
Forward Air Corp.	226	11,259
Fossil Group, Inc.(a)	3,818	17,754
Foundation Building Materials, Inc.(a)	532	8,305
Four Corners Property Trust, Inc., REIT	279	6,808
Fox Factory Holding Corp.(a)	147	12,144
Franklin Electric Co., Inc.	239	12,552
Franklin Financial Network, Inc.	130	3,347
Franklin Street Properties Corp., REIT	3,007	15,306
Fresh Del Monte Produce, Inc.	874	21,518
FutureFuel Corp.	3,951	47,214
GameStop Corp., Class A(a)	6,147	26,678
Gannett Co., Inc.	11,970	16,519
Garrett Motion, Inc.(a)	4,162	23,057
GCP Applied Technologies, Inc.(a)	250	4,645
Genesco, Inc.(a)	656	14,209
Gentherm, Inc.(a)	452	17,583
Geospace Technologies Corp.(a)	999	7,512
Getty Realty Corp., REIT	219	6,500
Gibraltar Industries, Inc.(a)	164	7,874
G-III Apparel Group Ltd.(a)	1,260	16,745
Glaukos Corp.(a)	834	32,042
Global Net Lease, Inc., REIT	1,040	17,399
Glu Mobile, Inc.(a)	3,434	31,833
GMS, Inc.(a)	351	8,631
Granite Construction, Inc.	1,564	29,935
Granite Point Mortgage Trust, Inc., REIT	1,730	12,421
Great Western Bancorp, Inc.	429	5,903
Green Dot Corp., Class A(a)	657	32,246
Green Plains, Inc.	2,271	23,198
Greenbrier Companies, Inc.	761	17,313
Greenhill & Co., Inc.	916	9,151
Griffon Corp.	1,693	31,354
Group 1 Automotive, Inc.	314	20,715
Guess?, Inc.	1,060	10,250
Gulfport Energy Corp.(a)	5,314	5,792
Hanger, Inc.(a)	2,195	36,349
Hanmi Financial Corp.	328	3,185
Harmonic, Inc.(a)	5,803	27,564
Harsco Corp.(a)	593	8,011
Haverty Furniture Companies, Inc.	2,866	45,856
Hawaiian Holdings, Inc.	2,985	41,909
Security Description	Shares	Value
Hawkins, Inc.	232	$9,879
Haynes International, Inc.	582	13,596
HB Fuller Co.	101	4,505
HCI Group, Inc.	923	42,624
HealthStream, Inc.(a)	1,493	33,040
Heartland Express, Inc.	683	14,220
Heidrick & Struggles International, Inc.	289	6,248
Helix Energy Solutions Group, Inc.(a)	1,756	6,093
Helmerich & Payne, Inc.	323	6,302
Heritage Financial Corp.	180	3,600
Hersha Hospitality Trust, REIT	1,985	11,434
Heska Corp.(a)	138	12,857
Hibbett Sports, Inc.(a)	1,192	24,960
Hillenbrand, Inc.	664	17,974
HMS Holdings Corp.(a)	784	25,394
HomeStreet, Inc.	1,019	25,078
Hope Bancorp, Inc.	349	3,218
Horace Mann Educators Corp.	1,140	41,872
Hub Group, Inc., Class A(a)	236	11,295
Ichor Holdings Ltd.(a)	358	9,516
Independence Realty Trust, Inc., REIT	612	7,032
Independent Bank Corp.	49	3,287
Independent Bank Group, Inc.	248	10,049
Industrial Logistics Properties Trust, REIT	346	7,110
Innospec, Inc.	60	4,635
Innovative Industrial Properties, Inc., REIT	77	6,778
Innoviva, Inc.(a)	733	10,247
Inogen, Inc.(a)	981	34,845
Insight Enterprises, Inc.(a)	158	7,774
Installed Building Products, Inc.(a)	134	9,217
Insteel Industries, Inc.	1,431	27,289
Integer Holdings Corp.(a)	83	6,063
Inter Parfums, Inc.	1,591	76,607
Interface, Inc.	868	7,066
Invacare Corp.	4,672	29,761
Invesco Mortgage Capital, Inc., REIT	1,335	4,993
Investors Real Estate Trust, REIT	96	6,767
Iridium Communications, Inc.(a)	1,129	28,722
iRobot Corp.(a)	193	16,193
iStar, Inc., REIT	1,252	15,425
Itron, Inc.(a)	221	14,641
J & J Snack Foods Corp.	191	24,282
James River Group Holdings Ltd.	771	34,695
John B Sanfilippo & Son, Inc.	294	25,087
John Bean Technologies Corp.	226	19,441
Kaiser Aluminum Corp.	99	7,288
Kaman Corp.	188	7,821
Kelly Services, Inc., Class A	417	6,595
Kinsale Capital Group, Inc.	212	32,905
Kite Realty Group Trust, REIT	536	6,185
KKR Real Estate Finance Trust, Inc., REIT	191	3,167
Knowles Corp.(a)	2,332	35,586

See accompanying notes to financial statements.

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Kontoor Brands, Inc.(a)	957	$17,044
Koppers Holdings, Inc.(a)	525	9,891
Korn Ferry	205	6,300
Kraton Corp.(a)	567	9,798
Kulicke & Soffa Industries, Inc.	361	7,520
Lannett Co., Inc.(a)	4,441	32,242
Lantheus Holdings, Inc.(a)	929	13,285
Laredo Petroleum, Inc.(a)	519	7,193
La-Z-Boy, Inc.	536	14,504
LCI Industries	109	12,533
LeMaitre Vascular, Inc.	246	6,494
Lexington Realty Trust, REIT	1,574	16,606
LGI Homes, Inc.(a)	284	25,001
Lindsay Corp.	195	17,981
Liquidity Services, Inc.(a)	12,637	75,317
Lithia Motors, Inc., Class A	162	24,515
Livent Corp.(a)	589	3,628
LivePerson, Inc.(a)	978	40,519
LTC Properties, Inc., REIT	321	12,092
Lumber Liquidators Holdings, Inc.(a)	4,364	60,485
Luminex Corp.	3,273	106,471
Lydall, Inc.(a)	1,290	17,492
M/I Homes, Inc.(a)	706	24,315
Macy's, Inc.	3,312	22,787
Magellan Health, Inc.(a)	524	38,242
ManTech International Corp., Class A	344	23,561
Marcus & Millichap, Inc.(a)	1,109	32,006
Marcus Corp.	1,889	25,067
MarineMax, Inc.(a)	1,019	22,815
Marten Transport Ltd.	570	14,341
Matador Resources Co.(a)	1,011	8,593
Materion Corp.	240	14,758
Matrix Service Co.(a)	720	6,998
Matson, Inc.	458	13,328
Matthews International Corp., Class A	750	14,325
MaxLinear, Inc.(a)	2,559	54,916
MDC Holdings, Inc.	732	26,132
Medifast, Inc.	337	46,765
Medpace Holdings, Inc.(a)	1,144	106,415
Mercer International, Inc.	1,149	9,376
Meredith Corp.	1,491	21,694
Meridian Bioscience, Inc.(a)	716	16,676
Merit Medical Systems, Inc.(a)	144	6,574
Meritage Homes Corp.(a)	344	26,185
Meritor, Inc.(a)	454	8,989
Mesa Laboratories, Inc.	54	11,707
Meta Financial Group, Inc.	981	17,825
Methode Electronics, Inc.	554	17,318
MGP Ingredients, Inc.	1,391	51,057
Michaels Companies, Inc.(a)	4,364	30,853
MicroStrategy, Inc., Class A(a)	273	32,293
Momenta Pharmaceuticals, Inc.(a)	1,038	34,534
Security Description	Shares	Value
Monarch Casino & Resort, Inc.(a)	1,007	$34,319
Monro, Inc.	365	20,053
Moog, Inc., Class A	165	8,742
Motorcar Parts of America, Inc.(a)	2,282	40,323
Movado Group, Inc.	1,416	15,349
MTS Systems Corp.	780	13,720
Mueller Industries, Inc.	491	13,051
Myers Industries, Inc.	531	7,726
MYR Group, Inc.(a)	256	8,169
Myriad Genetics, Inc.(a)	1,510	17,123
Nabors Industries Ltd.	139	5,146
National Bank Holdings Corp., Class A	544	14,688
National Beverage Corp.(a)	212	12,936
National Presto Industries, Inc.	250	21,847
National Storage Affiliates Trust, REIT	535	15,333
Natus Medical, Inc.(a)	550	12,001
NBT Bancorp, Inc.	213	6,552
Neenah, Inc.	190	9,397
Neogen Corp.(a)	264	20,486
NeoGenomics, Inc.(a)	447	13,848
NETGEAR, Inc.(a)	1,512	39,146
New York Mortgage Trust, Inc., REIT	2,397	6,256
Newpark Resources, Inc.(a)	3,140	7,002
NexPoint Residential Trust, Inc., REIT	199	7,035
NextGen Healthcare, Inc.(a)	3,173	34,840
NIC, Inc.	1,363	31,294
NMI Holdings, Inc., Class A(a)	1,896	30,488
Northfield Bancorp, Inc.	299	3,444
Northwest Bancshares, Inc.	637	6,513
Northwest Natural Holding Co.	635	35,427
NOW, Inc.(a)	924	7,974
Oasis Petroleum, Inc.(a)	8,196	6,147
Oceaneering International, Inc.(a)	1,038	6,633
Office Depot, Inc.	9,595	22,548
Office Properties Income Trust, REIT	247	6,415
OFG Bancorp	1,159	15,496
Oil States International, Inc.(a)	1,379	6,550
Old National Bancorp	233	3,206
Olympic Steel, Inc.	1,168	13,724
Omnicell, Inc.(a)	502	35,451
OneSpan, Inc.(a)	3,282	91,666
Onto Innovation, Inc.(a)	481	16,373
OraSure Technologies, Inc.(a)	1,167	13,572
Orthofix Medical, Inc.(a)	931	29,792
OSI Systems, Inc.(a)	197	14,704
Owens & Minor, Inc.	829	6,317
Oxford Industries, Inc.	225	9,902
P H Glatfelter Co.	622	9,983
Pacific Premier Bancorp, Inc.	157	3,404
Pacira BioSciences, Inc.(a)	227	11,911
Palomar Holdings, Inc.(a)	531	45,539
Par Pacific Holdings, Inc.(a)	5,343	48,034

See accompanying notes to financial statements.

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Park Aerospace Corp.	396	$4,411
Patrick Industries, Inc.	220	13,475
Patterson-UTI Energy, Inc.	1,626	5,642
PC Connection, Inc.	177	8,206
PDC Energy, Inc.(a)	629	7,825
PDF Solutions, Inc.(a)	1,287	25,174
Penn Virginia Corp.(a)	767	7,310
Pennant Group, Inc.(a)	490	11,074
Pennsylvania Real Estate Investment Trust, REIT	4,270	5,807
PennyMac Mortgage Investment Trust, REIT	730	12,797
Perdoceo Education Corp.(a)	2,288	36,448
Perficient, Inc.(a)	704	25,189
PetMed Express, Inc.	2,142	76,341
PGT Innovations, Inc.(a)	621	9,737
Phibro Animal Health Corp., Class A	1,261	33,126
Photronics, Inc.(a)	715	7,958
Piper Sandler Companies	151	8,933
Pitney Bowes, Inc.	6,307	16,398
Plantronics, Inc.	2,737	40,179
Plexus Corp.(a)	1,167	82,344
Powell Industries, Inc.	342	9,367
Power Integrations, Inc.	433	51,150
PRA Group, Inc.(a)	496	19,175
Preferred Bank	82	3,514
PriceSmart, Inc.	653	39,395
ProAssurance Corp.	2,272	32,876
Progress Software Corp.	838	32,472
ProPetro Holding Corp.(a)	1,215	6,245
Proto Labs, Inc.(a)	246	27,668
Providence Service Corp.(a)	237	18,702
Provident Financial Services, Inc.	244	3,526
QEP Resources, Inc.	5,689	7,339
Quaker Chemical Corp.	52	9,654
Quanex Building Products Corp.	703	9,758
QuinStreet, Inc.(a)	1,143	11,956
RadNet, Inc.(a)	1,133	17,981
Rambus, Inc.(a)	3,272	49,734
Range Resources Corp.	1,495	8,417
Raven Industries, Inc.	199	4,280
Rayonier Advanced Materials, Inc.	2,361	6,634
RE/MAX Holdings, Inc., Class A	1,012	31,807
Ready Capital Corp., REIT	385	3,346
Realogy Holdings Corp.	4,293	31,811
Red Robin Gourmet Burgers, Inc.(a)	1,264	12,893
Redwood Trust, Inc., REIT	892	6,244
REGENXBIO, Inc.(a)	917	33,773
Regis Corp.(a)	2,645	21,636
Renewable Energy Group, Inc.(a)	1,765	43,737
Rent-A-Center, Inc.	971	27,013
Resideo Technologies, Inc.(a)	954	11,181
Resources Connection, Inc.	861	10,306
Security Description	Shares	Value
Retail Opportunity Investments Corp., REIT	561	$6,356
Retail Properties of America, Inc., REIT, Class A	1,222	8,945
REX American Resources Corp.(a)	310	21,505
Ring Energy, Inc.(a)	6,405	7,430
Rogers Corp.(a)	37	4,610
RPC, Inc.	2,067	6,366
RPT Realty, REIT	876	6,097
RR Donnelley & Sons Co.	21,251	25,289
Ruth's Hospitality Group, Inc.	1,614	13,170
S&T Bancorp, Inc.	142	3,330
Safehold, Inc., REIT	113	6,496
Safety Insurance Group, Inc.	547	41,714
Saia, Inc.(a)	104	11,563
Sanmina Corp.(a)	2,841	71,139
Saul Centers, Inc., REIT	187	6,034
ScanSource, Inc.(a)	325	7,829
Scholastic Corp.	824	24,671
Schweitzer-Mauduit International, Inc.	318	10,624
Seacoast Banking Corp. of Florida(a)	154	3,142
SEACOR Holdings, Inc.(a)	1,217	34,465
Select Medical Holdings Corp.(a)	2,309	34,012
Seneca Foods Corp., Class A(a)	654	22,112
ServisFirst Bancshares, Inc.	94	3,361
Shake Shack, Inc., Class A(a)	498	26,384
Shenandoah Telecommunications Co.	565	27,849
Shoe Carnival, Inc.	566	16,567
Shutterstock, Inc.	2,050	71,688
Signet Jewelers Ltd.	2,136	21,937
Simmons First National Corp., Class A	197	3,371
Simpson Manufacturing Co., Inc.	203	17,125
Simulations Plus, Inc.	661	39,541
SITE Centers Corp., REIT	809	6,553
SkyWest, Inc.	1,399	45,635
Sleep Number Corp.(a)	379	15,782
SM Energy Co.	2,089	7,834
SMART Global Holdings, Inc.(a)	1,855	50,419
Sonic Automotive, Inc., Class A	720	22,975
South Jersey Industries, Inc.	1,447	36,161
Southside Bancshares, Inc.	117	3,243
Southwestern Energy Co.(a)	2,913	7,457
SpartanNash Co.	1,958	41,607
Spectrum Pharmaceuticals, Inc.(a)	3,442	11,634
Spok Holdings, Inc.	2,967	27,741
SPS Commerce, Inc.(a)	476	35,757
SPX Corp.(a)	618	25,431
SPX FLOW, Inc.(a)	359	13,441
St Joe Co.(a)	735	14,274
Stamps.com, Inc.(a)	46	8,450
Standard Motor Products, Inc.	600	24,720
Standex International Corp.	532	30,617
Stepan Co.	64	6,214

See accompanying notes to financial statements.

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Steven Madden Ltd.	1,030	$25,431
Stewart Information Services Corp.	1,515	49,253
StoneX Group, Inc.(a)	816	44,880
Sturm Ruger & Co., Inc.	423	32,148
Summit Hotel Properties, Inc., REIT	1,995	11,830
SunCoke Energy, Inc.	4,174	12,355
Sunrun, Inc.(a)	4,046	79,787
Supernus Pharmaceuticals, Inc.(a)	424	10,070
Surmodics, Inc.(a)	153	6,616
Sykes Enterprises, Inc.(a)	224	6,196
Tabula Rasa HealthCare, Inc.(a)	606	33,166
Tactile Systems Technology, Inc.(a)	791	32,771
Talos Energy, Inc.(a)	753	6,928
Tanger Factory Outlet Centers, Inc., REIT	835	5,954
Team, Inc.(a)	1,685	9,385
TechTarget, Inc.(a)	411	12,342
Tennant Co.	277	18,008
Third Point Reinsurance Ltd.(a)	4,276	32,113
TimkenSteel Corp.(a)	3,443	13,393
Titan International, Inc.	4,591	6,703
Tivity Health, Inc.(a)	1,190	13,483
Tompkins Financial Corp.	51	3,303
Tredegar Corp.	262	4,035
Trinseo S.A.	186	4,122
Triumph Bancorp, Inc.(a)	613	14,877
Triumph Group, Inc.	665	5,992
TrueBlue, Inc.(a)	403	6,154
TrustCo Bank Corp. NY	1,037	6,564
TTEC Holdings, Inc.	141	6,565
TTM Technologies, Inc.(a)	3,215	38,130
Tupperware Brands Corp.	6,045	28,714
UFP Industries, Inc.	358	17,725
Ultra Clean Holdings, Inc.(a)	389	8,803
Unifi, Inc.(a)	298	3,838
UniFirst Corp.	161	28,811
Unisys Corp.(a)	2,167	23,642
United Community Banks, Inc.	164	3,300
United Fire Group, Inc.	1,172	32,476
United Insurance Holdings Corp.	5,425	42,423
United Natural Foods, Inc.(a)	2,349	42,775
Uniti Group, Inc., REIT	801	7,489
Universal Corp.	1,133	48,164
Universal Electronics, Inc.(a)	651	30,480
Universal Health Realty Income Trust, REIT	76	6,041
Universal Insurance Holdings, Inc.	2,271	40,310
Urstadt Biddle Properties, Inc., REIT, Class A	496	5,892
US Concrete, Inc.(a)	1,051	26,065
US Ecology, Inc.	813	27,544
US Physical Therapy, Inc.	246	19,931
US Silica Holdings, Inc.	2,009	7,252
USANA Health Sciences, Inc.(a)	152	11,161
Security Description	Shares	Value
Valaris PLC(a)	6,779	$4,419
Vanda Pharmaceuticals, Inc.(a)	906	10,365
Varex Imaging Corp.(a)	757	11,469
Vector Group Ltd.	4,223	42,483
Veeco Instruments, Inc.(a)	639	8,620
Vera Bradley, Inc.(a)	4,412	19,589
Veritex Holdings, Inc.	186	3,292
Veritiv Corp.(a)	475	8,056
Viad Corp.	575	10,936
Viavi Solutions, Inc.(a)	1,267	16,142
Vicor Corp.(a)	742	53,387
Virtus Investment Partners, Inc.	380	44,190
Virtusa Corp.(a)	793	25,749
Vista Outdoor, Inc.(a)	2,652	38,321
Vonage Holdings Corp.(a)	7,576	76,215
Wabash National Corp.	1,732	18,394
Waddell & Reed Financial, Inc., Class A	2,801	43,443
Walker & Dunlop, Inc.	497	25,253
Warrior Met Coal, Inc.	843	12,974
Washington Prime Group, Inc., REIT	6,083	5,115
Washington Real Estate Investment Trust, REIT	698	15,496
Watts Water Technologies, Inc., Class A	151	12,231
WD-40 Co.	21	4,164
Westamerica BanCorp	332	19,063
Whitestone REIT	884	6,427
Wingstop, Inc.	232	32,241
Winnebago Industries, Inc.	565	37,640
WisdomTree Investments, Inc.	12,084	41,931
Wolverine World Wide, Inc.	1,053	25,072
World Acceptance Corp.(a)	267	17,494
Xencor, Inc.(a)	1,134	36,730
Xenia Hotels & Resorts, Inc., REIT	1,260	11,756
Xperi Holding Corp.	649	9,579
YETI Holdings, Inc.(a)	813	34,739
Zumiez, Inc.(a)	919	25,162
Zynex, Inc.(a)	1,453	36,136
TOTAL COMMON STOCK (Cost $12,074,005)		$12,492,634
PREFERRED STOCKS—0.0%
WESCO International, Inc.(a)	1	26
INVESTMENTS IN COMMON STOCK—99.6% (Cost $12,074,029)		12,492,660
OTHER ASSETS IN EXCESS OF LIABILITIES—0.4%		49,872
NET ASSETS—100.0%		$12,542,532

(a)	Non-income producing security.

PLC=Public Limited Company
REIT=Real Estate Investment Trust

See accompanying notes to financial statements.

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
June 30, 2020 (Unaudited)

INDUSTRY BREAKDOWN
AS OF JUNE 30, 2020*
INDUSTRY	PERCENTAGE OF NET ASSETS
Commercial Hardware	3.5%
Healthcare Providers and Facilities	3.5
Branded Pharmaceuticals	3.1
Semiconductor Services and Equipment	2.9
Home Office and Consumer Equipment Manufacture	2.5
Business Software for Specific Uses	2.4
Home Office and Consumer Equipment Retail	2.4
Non Real Estate Banking	2.4
Consumer Insurance	2.4
Transaction Services	2.4
Telecommunication Networks	2.4
Rental	2.4
Management and IT Services	2.3
Auto Products	2.3
Commercial Insurance	2.3
Internet Services and Websites	2.3
Transportation Services	2.3
Operators and Developers	2.2
Content Providers	2.2
Business Software for Specific Industries	2.2
Investment Services	2.1
Mechanical Components	2.0
Upstream Energy	2.0
Digital Integrated Circuits	1.9
Food Distributors	1.9
Other Natural Resources	1.9
Production Equipment	1.8
Specialty Services	1.8
Diversified Drugs and Devices	1.7
Midstream and Gas	1.7
Medical Research Services and Equipment	1.7
Analog and Mixed Signal Integrated Circuits	1.7
Distribution Services	1.7
Restaurants	1.7
Hospital Equipment	1.6
Medical Devices	1.6
Real Estate Banking	1.5
Information and Electrical Components	1.4
Primary Foods	1.2
Chemicals	1.2
Electric Competitive	1.2
Capital Markets	1.2
Apparel Retailers	1.2
INDUSTRY	PERCENTAGE OF NET ASSETS
Accessories and Footwear	1.1%
Alcohol and Tobacco	1.1
Downstream Energy	1.1
Processed Foods	1.1
Branded Apparel	1.1
Transport Aerospace and Defense Equipment	1.0
Metals	1.0
Industrial Conglomerates	0.7
Healthcare Products Distribution	0.7
Personal Products	0.6
Drugstores	0.6
Electric Regulated	0.6
Operating Systems and Middleware	0.3
End User Hardware	0.2
Consumer Services	0.2
Vitamins and Nutritional Supplements	0.1
Other Assets in Excess of Liabilities	0.4
Total	100.0%
*    The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
See accompanying notes to financial statements.

Syntax ETF Trust
Statements of Assets and Liabilities
June 30, 2020 (Unaudited)

	Syntax Stratified LargeCap ETF	Syntax Stratified MidCap ETF	Syntax Stratified SmallCap ETF
ASSETS
Investments in securities of unaffiliated issuers	$33,014,353	$2,632,158	$12,492,660
Cash	51,746	9,321	38,603
Receivable from investments sold	—	—	29,319
Dividends receivable	37,712	1,648	7,221
Total Assets	33,103,811	2,643,127	12,567,803
LIABILITIES
Payable for investments purchased	—	2,016	22,090
Accrued Management fee	8,241	656	3,125
Accrued Other fees	355	30	56
Total Liabilities	8,596	2,702	25,271
NET ASSETS	$33,095,215	$2,640,425	$12,542,532
NET ASSETS CONSISTS OF:
Paid in Capital	25,186,947	2,551,188	10,721,276
Distributable earnings	7,908,268	89,237	1,821,256
NET ASSETS	$33,095,215	$2,640,425	$12,542,532
NET ASSET VALUE PER SHARE	$45.65	$26.40	$31.36
SHARES OUTSTANDING (unlimited number of shares authorized, no par value)	725,000	100,000	400,000
COST OF INVESTMENTS	$32,048,226	$2,461,829	$12,074,029
See accompanying notes to financial statements.

Syntax ETF Trust
Statements of Operations

	Syntax Stratified LargeCap ETF	Syntax Stratified MidCap ETF	Syntax Stratified SmallCap ETF
	Six Months Ended 6/30/20 (Unaudited)	For the Period 1/16/20(a) to 6/30/20 (Unaudited)	For the Period 5/28/20(b) to 6/30/20 (Unaudited)
INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $0, $5 and $8, respectively)	$336,104	$18,558	$14,523
Total Investment Income	336,104	18,558	14,523
EXPENSES
Management fee	62,852	5,133	5,131
Other fees	684	56	56
Total Expenses	63,536	5,189	5,187
Expense Waiver/Reimbursement	(20,951)	(1,711)	(1,711)
Net Expenses	42,585	3,478	3,476
NET INVESTMENT INCOME (LOSS)	293,519	15,080	11,047
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from transactions in investment securities	(963,433)	(96,172)	54,628
Net realized gain (loss) from in-kind redemptions of investments	8,450,764	—	1,336,950
Net realized gain (loss)	7,487,331	(96,172)	1,391,578
Net change in unrealized appreciation/depreciation on Investments	(9,189,915)	(278,483)	(883,300)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,702,584)	(374,655)	508,278
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,409,065)	$(359,575)	$519,325

(a)	Fund commenced operations on January 16, 2020.
(b)	Fund commenced operations on May 28, 2020.
See accompanying notes to financial statements.

Syntax ETF Trust
Statements of Changes in Net Assets

	Syntax Stratified LargeCap ETF		Syntax Stratified MidCap ETF	Syntax Stratified SmallCap ETF
	Six Months Ended 6/30/20 (Unaudited)	For the Period 1/2/19(a) to 12/31/19	For the Period 1/16/20(b) to 6/30/20 (Unaudited)	For the Period 5/28/20(c) to 6/30/20 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$293,519	$942,339	$15,080	$11,047
Net realized gain (loss)	7,487,331	(428,382)	(96,172)	1,391,578
Net change in unrealized appreciation/depreciation	(9,189,915)	12,145,204	(278,483)	(883,300)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,409,065)	12,659,161	(359,575)	519,325
DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	—	(964,675)	—	—
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS:
Proceeds from Shares Sold	11,450,376	56,595,018	3,000,000	14,336,434
Cost of Shares Redeemed	(39,095,028)	(6,240,572)	—	(2,313,227)
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS:	(27,644,652)	50,354,446	3,000,000	12,023,207
NET INCREASE (DECREASE) IN NET ASSETS DURING THE PERIOD	(29,053,717)	62,048,932	2,640,425	12,542,532
NET ASSETS AT BEGINNING OF PERIOD	62,148,932	100,000	—	—
NET ASSETS AT END OF PERIOD	$33,095,215	$62,148,932	$2,640,425	$12,542,532
SHARE TRANSACTIONS:
Shares sold	275,000	1,372,500	100,000	475,000
Shares redeemed	(775,000)	(150,000)	—	(75,000)
NET INCREASE (DECREASE)	(500,000)	1,222,500	100,000	400,000

(a)	Fund commenced operations on January 2, 2019.
(b)	Fund commenced operations on January 16, 2020.
(c)	Fund commenced operations on May 28, 2020.
See accompanying notes to financial statements.

Syntax ETF Trust
Financial Highlights
Selected data for a share outstanding throughout each period

	Syntax Stratified LargeCap ETF
	Six Months Ended 6/30/20 (Unaudited)	For the Period 1/2/19(a) to 12/31/19
Net asset value, beginning of period	$50.73	$40.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.47	0.84
Net realized and unrealized gain (loss)	(5.55)	10.68
Total from investment operations	(5.08)	11.52
Less Distributions from:
Net investment income	0.00	(0.79)
Net asset value, end of period	$45.65	$50.73
Total return(c)	(10.02)%(d)	28.81%(d)
Ratios and Supplemental Data:
Net assets, end of period (000s)	$33,095	$62,149
Ratios to average net assets:
Total expenses	0.45%(e)	0.80%(e)
Net expenses(f)	0.30%(e)	0.30%(e)
Net investment income (loss)(f)	2.10%(e)	1.80%(e)
Portfolio turnover rate(g)	18%(d)	34%(d)

(a)	Fund commenced operations on January 2, 2019.
(b)	Per Share numbers have been calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of Shares at net asset value per Share on the first day and a sale at net asset value per Share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation. Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
(d)	Not annualized.
(e)	Annualized.
(f)	Net of expenses waived/reimbursed by the Advisor.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Shares.
See accompanying notes to financial statements.

Syntax ETF Trust
Financial Highlights
Selected data for a share outstanding throughout each period

Syntax Stratified MidCap ETF
For the Period 1/16/20(a) to 6/30/20 (Unaudited)
Net asset value, beginning of period	$30.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.15
Net realized and unrealized gain (loss)	(3.75)
Total from investment operations	(3.60)
Net asset value, end of period	$26.40
Total return(c)	(11.99)%(d)
Ratios and Supplemental Data:
Net assets, end of period (000s)	$2,640
Ratios to average net assets:
Total expenses	0.45%(e)
Net expenses(f)	0.30%(e)
Net investment income (loss)(f)	1.32%(e)
Portfolio turnover rate(g)	28%(d)

(a)	Fund commenced operations on January 16, 2020.
(b)	Per Share numbers have been calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of Shares at net asset value per Share on the first day and a sale at net asset value per Share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation. Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
(d)	Not annualized.
(e)	Annualized.
(f)	Net of expenses waived/reimbursed by the Advisor.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Shares.
See accompanying notes to financial statements.

Syntax ETF Trust
Financial Highlights
Selected data for a share outstanding throughout each period

Syntax Stratified SmallCap ETF
For the Period 5/28/20(a) to 6/30/20 (Unaudited)
Net asset value, beginning of period	$30.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.03
Net realized and unrealized gain (loss)	1.33
Total from investment operations	1.36
Net asset value, end of period	$31.36
Total return(c)	4.52%(d)
Ratios and Supplemental Data:
Net assets, end of period (000s)	$12,543
Ratios to average net assets:
Total expenses	0.45%(e)
Net expenses(f)	0.30%(e)
Net investment income (loss)(f)	0.97%(e)
Portfolio turnover rate(g)	12%(d)

(a)	Fund commenced operations on May 28, 2020.
(b)	Per Share numbers have been calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of Shares at net asset value per Share on the first day and a sale at net asset value per Share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation. Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
(d)	Not annualized.
(e)	Annualized.
(f)	Net of expenses waived/reimbursed by the Advisor.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Shares.
See accompanying notes to financial statements.

Syntax ETF Trust
Notes to Financial Statements
June 30, 2020 (Unaudited)

Note  1—Organization
Syntax ETF Trust (the “Trust”), was organized under the laws of the State of Delaware as a statutory trust on June 27, 2013 pursuant to an Agreement and Declaration of Trust (the “Trust Deed”). Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF, and Syntax Stratified SmallCap ETF (each a “Fund”, and collectively, the "Funds"), are each a series of the Trust.
Each Fund is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The Funds have no fixed termination date and will continue unless the Fund is otherwise terminated under the terms of the Trust or unless and until required by law. Syntax Advisors, LLC (the “Advisor” or “Syntax Advisors”), a New York limited liability company, serves as the Funds’ investment adviser.
Investment Objectives:
The Funds seek to provide investment results that, before expenses, correspond generally to the total return performance of publicly traded equity securities of companies comprising the respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
Syntax Stratified LargeCap ETF	Syntax Stratified LargeCap Index
Syntax Stratified MidCap ETF	Syntax Stratified MidCap Index
Syntax Stratified SmallCap ETF	Syntax Stratified SmallCap Index
Each Fund’s investment objective is to provide long-term total investment returns (capital gains plus income). To achieve the investment objective for Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF and Syntax Stratified SmallCap ETF, the Advisor will seek to track the performance of each Underlying Index, which are stratified-weight versions of the widely used S&P 500® Index, S&P MidCap 400® Index and S&P SmallCap 600® Index, respectively. In addition, the Funds may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds.
Refer to the Additional Strategies Information section of each Fund’s prospectus for more information on the methodology of the Syntax Indices.
Note  2—Significant Accounting Policies
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies. The accompanying financial statements of the Funds are prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) and in accordance with ASC as set forth by the FASB. Each Fund maintains its financial records in U.S. dollars and follows the accrual basis of accounting.
In preparing the Funds’ financial statements in accordance with GAAP, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.
The following is a summary of significant accounting policies followed by the Funds.
Tax Free Exchange
Syntax Stratified LargeCap ETF acquired the assets of the Syntax 500 Series of Syntax Index Series LP on January 2, 2019, Syntax Stratified MidCap ETF acquired the assets of the Syntax 400 Series of Syntax Index Series LP on January 16, 2020 and Syntax Stratified SmallCap ETF acquired the assets of the following Series of Syntax Index LP on May 28, 2020 (the “Transactions”):

Syntax ETF Trust
Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)

Note  2—Significant Accounting Policies–(continued)
•	Financial Products and Services Series
•	Energy Products and Services Series
•	Industrial Products and Services Series
•	Information Tools Series
•	Information Products and Services Series
•	Consumer Products and Services Series
•	Food Products and Services Series
•	Healthcare Products Series
The Syntax 500 Series, the Syntax 400 Series and the 8 Sector Series of the Syntax Index LP (each a “Series”) were unregistered funds managed by the Advisor. The Transactions were structured as tax-free exchanges of shares. Accordingly, the Funds elected to carry forward the historical cost basis of investments and cumulative unrealized gains and losses as reported by the respective Series prior to the transactions (the “Election”). Investment companies carry substantially all their assets at fair market value for periodic and ongoing reporting. The primary use of historical cost basis is to determine both realized and unrealized gains and losses.
The Funds’ decisions to make the Election was therefore designed to more closely align subsequent reporting of realized gains or losses with actual tax-basis gains distributable to ETF shareholders. The Transaction resulted in the following:
	Initial Market Value of Securities acquired by Fund	Cost Basis	Unrealized Gain (Loss)
Syntax Stratified LargeCap ETF	$33,554,457	$35,543,619	$(1,989,162)
Syntax Stratified MidCap ETF	2,785,553	2,336,742	448,811
Syntax Stratified SmallCap ETF	11,391,517	10,089,586	1,301,931
Investment Valuation
The following methodologies are used to determine the market value or fair value of investments. Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Syntax ETF Trust
Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)

Note  2—Significant Accounting Policies–(continued)
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Quoted prices in active markets for identical investments
•	Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The following table summarizes the value of each Fund’s investments according to the fair value hierarchy as of June 30, 2020.
Syntax Stratified LargeCap ETF
Description	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stock	$33,014,211	$—	$—	$33,014,211
Rights	142	—	—	142
Syntax Stratified MidCap ETF
Description	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stock	$2,632,158	$—	$—	$2,632,158
Syntax Stratified SmallCap ETF
Description	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stock	$12,492,634	$—	$—	$12,492,634
Preferred Stocks	26	—	—	26
Distributions: The Funds declare and distribute dividends from net investment income to its holders of Shares ("Shareholders"), if any, annually. Capital gain distributions, if any, are generally declared and paid annually. Additional distributions may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed net investment income and capital gains. The amount and character of income and gains to be distributed

Syntax ETF Trust
Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)

Note  2—Significant Accounting Policies–(continued)
are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
Cash: Cash consists of cash held at the Funds’ custodian, State Street Bank and Trust Company.
Investment Transactions and Investment Income: Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by the Advisor. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The Funds may invest in real estate investment trusts (“REITs”) if they are part of the index. REITs determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions as dividend income initially and re-designate the prior calendar year’s return of capital or capital gain distributions at year end.
Organizational and Offering costs: Syntax Advisors has agreed to pay all of the Funds’ organizational and offering costs. The organizational and offering costs are not subject to repayment to Syntax Advisors by the Funds.
Federal Income Taxes: For U.S. federal income tax purposes, each Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended (a “RIC”), and intends to continue to qualify as a RIC. As a RIC, each Fund will generally not be subject to U.S. federal income tax for any taxable year on income, including net capital gains, that it distributes to its Shareholders, provided that it distributes on a timely basis at least 90% of its “investment company taxable income” determined prior to the deduction for dividends paid by the Funds (generally, its taxable income other than net capital gain) for such taxable year. In addition, provided that the Funds distributes substantially all of its ordinary income and capital gains during each calendar year, the Funds will not be subject to U.S. federal excise tax. Income and capital gain distributions are determined in accordance with tax regulations which may differ from U.S. GAAP. These book-tax differences are primarily due to differing treatments for in-kind transactions, REITs and losses deferred due to wash sales. In addition, Syntax Stratified LargeCap ETF claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.
U.S. GAAP requires the evaluation of tax positions taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. For U.S. GAAP purposes, the Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities.
Each Fund has reviewed its tax positions and has determined that no provision for income tax is required in the Fund’s financial statements. Generally, the Funds' tax returns for the prior three fiscal years remain subject to examinations by the Funds’ major tax jurisdictions, which include the United States of America, and the State of New York. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. There were no such expenses for the period ended June 30, 2020.
No income tax returns are currently under examination. The Advisor has analyzed the relevant tax laws and regulations and their application to the Funds’ facts and circumstances and does not believe there are any uncertain tax positions that require recognition of any tax liabilities. Any potential tax liability is also subject to ongoing interpretation of laws by taxing authorities. The tax treatment of the Fund’s investments may change over time based on factors including, but not limited to, new tax laws, regulations and interpretations thereof.

Syntax ETF Trust
Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)

Note  2—Significant Accounting Policies–(continued)
At June 30, 2020, gross unrealized appreciation and gross unrealized depreciation of investment based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Syntax Stratified LargeCap ETF	$32,048,226	$3,199,159	$(2,233,032)	$966,127
Syntax Stratified MidCap ETF	2,461,829	390,087	(219,758)	170,329
Syntax Stratified SmallCap ETF	12,074,029	676,941	(258,310)	418,631
Note  3—Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the periods ended June 30, 2020, were as follows:
	Purchases	Sales
Syntax Stratified LargeCap ETF	$5,929,065	$5,612,144
Syntax Stratified MidCap ETF	927,774	706,514
Syntax Stratified SmallCap ETF	2,056,262	1,465,583
For the periods ended June 30, 2020, the following Funds had in-kind contributions, redemptions and net realized gains (losses) in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains (Losses)
Syntax Stratified LargeCap ETF	$11,400,262	$38,949,220	$8,450,764
Syntax Stratified MidCap ETF	2,336,742	—	—
Syntax Stratified SmallCap ETF	12,424,769	2,327,172	1,336,950
Note  4—Capital Share Transactions
Each Fund will issue or redeem capital shares to certain institutional investors (typically market makers or other broker dealers) on a continuous basis through the Distributor in large blocks of 25,000 capital shares (“Creation Units”). Creation Unit transactions are typically conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Underlying Index.
Note  5—Fund Fees and Expenses
Investment Management Fees: Each Fund pays the Advisor monthly, in arrears, a unitary management fee based on a percentage of the Fund’s average daily net assets that is subject to an Expense Limitation Agreement. The management fee rate for each fund is as follows:
Annual Rate
Syntax Stratified LargeCap ETF	0.45%
Syntax Stratified MidCap ETF	0.45%
Syntax Stratified SmallCap ETF	0.45%
The Advisor provides investment advisory, supervisory and administration services under an investment management agreement. The Advisor has agreed to waive its fees and/or absorb expenses of the Funds to ensure that Total Annual Operating Expenses (excluding any (i) interest expense, (ii) taxes, (iii) acquired fund fees and expenses, (iv) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in

Syntax ETF Trust
Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)

Note  5—Fund Fees and Expenses–(continued)
connection with creation and redemption transactions, (v) expenses associated with shareholder meetings, (vi) compensation and expenses of the Independent Trustees, (vii) compensation and expenses of the Trust’s chief compliance officer and his or her staff, (viii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, (ix) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and (x) extraordinary expenses of the Fund) ("Excluded Expenses") do not exceed the following expense limitations:
Expense Limit
Syntax Stratified LargeCap ETF	0.30%
Syntax Stratified MidCap ETF	0.30%
Syntax Stratified SmallCap ETF	0.30%
In addition, the Adviser has agreed to waive its fees and/or absorb Excluded Expenses of each Fund to ensure that Total Annual Operating Expenses do not exceed 0.30%.
These arrangements cannot be terminated prior to one year from the effective date of the prospectus without the approval of the Board of Trustees. In connection with this arrangement, the Advisor has waived and reimbursed the following amounts in expenses for the periods ended June 30, 2020 as noted below.
Expenses Waived and Reimbursed
Syntax Stratified LargeCap ETF	$20,951
Syntax Stratified MidCap ETF	1,711
Syntax Stratified SmallCap ETF	1,711
Subject to approval by the Funds’ Board of Trustees, any waiver and/or reimbursement under the Expense Limitation Agreement is subject to repayment by the Fund within 36 months following the day on which fees are waived or reimbursed, if the Fund is able to make the payment without exceeding the applicable expense limitation. At June 30, 2020, the waivers and reimbursements subject to repayment is as follows:
Amount
Syntax Stratified LargeCap ETF	$283,272
Syntax Stratified MidCap ETF	1,711
Syntax Stratified SmallCap ETF	1,711
Distributor, Distribution and Service Fees: Foreside Fund Services, LLC (“Distributor”) is the Distributor of Fund shares. The Distributor will not distribute Fund shares in less than Creation Units and does not maintain a secondary market in Fund shares. The Distributor may enter into selected dealer agreements with other broker-dealers or other qualified financial institutions for the sale of Creation Units of Fund shares.
Each Fund has a distribution and service plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act, to which payments at an annual rate of up to 0.25% of the Fund’s average daily net assets may be made for the sale and distribution of its Fund shares. No payments pursuant to the Distribution Plan will be made through at least the next twelve (12) months of operations. Additionally, the implementation of any such payments would be approved by the Board prior to implementation.
Vantage Consulting Group, Inc. (“Vantage” or the “Sub-Adviser”) serves as the sub-adviser to the Funds and performs the day to day management of the Funds and places orders for the purchase and sale of securities for the Funds. For its services to the Funds, the Sub-Adviser is compensated by Syntax Advisors.

Syntax ETF Trust
Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)

Note  6—Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience and knowledge of management, the Funds expect the risk of loss to be remote.
Note  7—Related Party Transactions
There are no related party transactions during the period except as previously disclosed.
Note  8—Market Risk
In the normal course of business, the Funds invest in securities and enters into transactions where risks exist due to fluctuations in the market (market risk). Due to the level of risk associated with certain investments, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.
An investment in the Funds involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The value of a Share will increase or decline, more or less, in correlation with any increase or decline in value of the holdings of the Underlying Index. The values of equity securities could increase or decline generally or could over or under perform other investments.
Other Risks
Index Risk: Unlike many investment companies, Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF and Syntax Stratified SmallCap ETF do not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Funds would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.
Equity Risk: Equity risk is the risk that the value of the securities that the Funds hold will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Funds invest. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Funds hold; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Funds hold. In addition, securities of an issuer in the Funds’ portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.
Non-Correlation Risk: Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of the Fund and its Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.
Pandemic Risk: The onset of an infectious respiratory disease called COVID-19, caused by a novel coronavirus known as SARS-CoV-2, was first identified in China in December 2019 and now has been detected globally. Among other things, COVID-19 has led to travel restrictions, closed international borders, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, shuttering of offices, universities, schools, cultural institutions and sporting events, and lower consumer demand, as well as general anxiety and uncertainty. The impact of COVID-19, and other infectious disease outbreaks that may arise in the future, could

Syntax ETF Trust
Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)

Note  8—Market Risk–(continued)
adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious diseases in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 spread may aggravate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.
Note  9—Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Syntax ETF Trust
Other Information
June 30, 2020 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2020 to June 30, 2020.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Funds had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
Syntax Stratified LargeCap ETF	0.30%	$899.80	$1.42	$1,023.40	$1.51

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 182 for the Fund and the Hypothetical numbers shown, then divided by 366.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
Syntax Stratified MidCap ETF	0.30%	$880.10	$1.28	$1,023.40	$1.51

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 166 and 182 for the Fund and the Hypothetical numbers shown, then divided by 366.

Syntax ETF Trust
Other Information  (continued)
June 30, 2020 (Unaudited)

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
Syntax Stratified SmallCap ETF	0.30%	$1,045.20	$0.28	$1,023.40	$1.51

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 33 and 182 for the Fund and the Hypothetical numbers shown, then divided by 366.

Syntax ETF Trust
Other Information  (continued)
June 30, 2020 (Unaudited)

Liquidity Risk Management Program
Each Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Funds’ Board of Trustees has designated the investment adviser to serve as the administrator of the Program and the related procedures. As part of the Program, the administrator reviews each Fund’s investment strategy and the liquidity of its investments, short-term and long-term cash flow projections, and the relationship between the Fund’s portfolio liquidity and its arbitrage mechanism and its efficiency including the prices and spreads at which a Fund’s shares trade. Under the Program, the administrator assesses, manages, and periodically reviews each Funds’ liquidity risk, and is responsible for making certain reports to the Funds’ Board of Trustees and the Securities and Exchange Commission (SEC) regarding the liquidity of each Funds’ investments, and to notify the Board of Trustees and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Funds’ portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Funds’ Board of Trustees, the administrator provided a written report to the Funds’ Board of Trustees pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period June 1, 2019 through May 31, 2020 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor each Funds’ liquidity risk.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Funds’ prospectus for more information regarding the Funds’ exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.syntaxadvisors.com.
Proxy Voting Policies and Procedures and Records
A description of the Funds' proxy voting policies and procedures that are used by the Funds' investment adviser to vote proxies relating to the Funds' portfolio of securities are available (i) without charge, upon request by calling 1-866-972-4492 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.syntaxadvisors.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Funds' schedules of investments are available upon request, without charge, by calling 1-866-972-4492 (toll free) and on the Funds’ website at www.syntaxadvisors.com.
Other information regarding the Funds is available on the Funds’ website at www.syntaxadvisors.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Syntax ETF Trust
(Unaudited)

Fund Advisor
Syntax Advisors, LLC
One Liberty Plaza 46th FI.
New York, NY 10006
Administrator, Custodian and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Item 2:	Code of Ethics.

Not applicable for semi-annual reports

Item 3:	Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4:	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5:	Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6:	Schedule of Investments.

(a)	The schedules of investments are included in the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 10:	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11:	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c)

under the Investment Company Act of 1940, as amended (the “1940 Act”)) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to Registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 13:	Exhibits.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(a)(3)	Any written solicitation to purchase securities under Rule 23c 1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(a)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. A certification for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Syntax ETF Trust
(Registrant)

By:	/s/ Rory Riggs
Rory Riggs
CEO
(Principal Executive Officer)
Date:	September 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Rory Riggs
Rory Riggs
CEO
(Principal Executive Officer)
Date:	September 4, 2020

By:	/s/ David Jaffin
David Jaffin
Treasurer
(Principal Financial Officer)
Date:	September 4, 2020

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

13(a)(2)(i)	Section 302 N-CSR Certification of Principal Executive Officer
13(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer
13(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer